ALLIANCE
                            ------------------------
                                  INSTITUTIONAL
                            ------------------------
                                    RESERVES
                            ------------------------

                                 ANNUAL REPORT

                                 APRIL 30, 2002

LETTER TO SHAREHOLDERS                           Alliance Institutional Reserves
================================================================================
June 21, 2002

Dear Shareholder:

This report provides an overview of the economic conditions during Alliance Institutional Reserves' annual reporting period ended April 30, 2002. Alliance Institutional Reserves consists of seven portfolios--Prime, Government, Tax-Free, Trust, Treasury, California Tax-Free and New York Tax-Free.

INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from federal income taxes in the case of the Tax-Free Portfolio, and federal and state income taxes of the respective states in the case of the California Tax-Free and New York Tax-Free Portfolios) to the extent consistent with the first two objectives.

ECONOMIC COMMENTARY

The current economic recovery exhibits many of the characteristics of past cyclical upturns. One of the recurring features of past recoveries has been a rebound in liquidity flows, as measured by net new flows into stock and bond funds, business and consumer liquidity, and money growth, among other factors. This recovery in liquidity flows never begins exactly at the same time in the cycle, but once it resumes, it follows roughly the same pattern in each recovery. This time, liquidity flows started to revive somewhat earlier than has been the case in past cycles, thanks to the decision by U.S. Federal Reserve policymakers to ease interest rates a few months before the economic recession officially began in March 2001. These early and aggressive interest-rate cuts produced a higher growth rate in liquidity flows near the beginning of the expansion rather than later on, as has been characteristic of past recoveries. But since it began, the path followed by these liquidity flows has more or less been in line with the average of the last five economic recoveries.

Trends in manufacturing production are also in line with those of prior recoveries. We have compared the recovery in manufacturing production this year with that seen during the first year of each of the last five economic expansions and find it to be remarkably similar. Despite all of the disappointments and concerns, the recovery in manufacturing production is in line with past cycles. As a rule, manufacturing production doesn't begin to expand on a year-over-year basis until the economic recovery is at least six to seven months old. We expect manufacturing production to record its first year-over-year increase in July, based on current trends. That would fall squarely into historical territory, being roughly seven months after the economy hit bottom last December.

Commodity prices, especially for items tied closely to the old economy, also are following a typical cyclical pattern. Ordinarily, spot commodity prices hit bottom at exactly the same time that the overall economy does, as happened in 1975 and again in 1982. An exception to this rule was 1991, when tight credit conditions and a weak economic recovery delayed the recovery in spot commodity prices. We do not see any reason to believe that the 1991 experience will be replicated this year. Rather, we believe that the strong and broad recovery in spot commodity prices this year has much more in common with that seen in the economic recovery of 1982. That tells us that this economic cycle most likely will be a routine one, and that the recovery in manufacturing production should closely mirror the average of past cycles.

To be sure, the current economic cycle has some unique characteristics, such as the ongoing slump in business spending on technology and the weakness in equity prices. That, however, does not surprise us or cause us to change our views. We remain convinced that the true story of the economic recovery is being told in the liquidity flows, manufacturing production trends and spot commodity prices. These indicators are so in tune with the experience of other postwar cycles that we believe the current recovery, like those of past cycles, will have staying power.

Thank you for your continued interest in Alliance Institutional Reserves. We look forward to reporting to you in the future.

Sincerely,


/s/Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
April 30, 2002                 Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              COMMERCIAL
              PAPER-44.9%
              American General
              Finance
$    15,800   5/30/02.....................       1.83%      $    15,776,708
              Asset Securitization
              Cooperative Corp.
     61,000   6/03/02 (a).................       1.78            60,900,468
              Banque Caisse
              d'Epargne L'Etat
     24,000   5/21/02.....................       1.83            23,975,600
              Caisse Centrale Jardins
              du Quebec
     12,000   5/28/02.....................       1.82            11,983,620
              Clipper Receivables
              Corp.
     35,000   5/22/02 (a).................       1.78            34,963,659
     11,000   5/29/02 (a).................       1.78            10,984,771
              Concord Minutemen
              Co.
     23,000   5/28/02 (a).................       1.78            22,969,295
              Danske Bank
     17,000   8/30/02.....................       1.93            16,889,722
              Delaware Funding
              Corp.
     54,000   5/15/02 (a).................       1.80            53,962,200
              Depfa Bank Europe
      9,247   5/08/02.....................       1.87             9,243,638
     29,000   6/04/02.....................       1.93            28,947,139
     36,000   6/17/02.....................       1.93            35,909,290
              Deutsche Bank AG
     50,000   5/23/02.....................       1.77            49,945,917
              Dexia CLF Finance Co.
     33,000   5/15/02 (a).................       1.79            32,977,028
              Dresdner Bank
     24,000   7/11/02.....................       1.96            23,907,227
              Eksport Finans ALS
     11,000   6/13/02.....................       1.90            10,975,036
              Enterprise Funding
              Corp.
     44,320   5/15/02 (a).................       1.80            44,288,976
              Falcon Asset
              Securitization Corp.
     68,000   5/24/02 (a).................       1.78            67,922,669
     16,000   5/14/02 (a).................       1.80            15,989,600
     45,000   5/17/02 (a).................       1.81            44,963,800
              Fortis Funding
     22,000   5/14/02 (a).................       1.79            21,985,779
              Frigate Funding Corp.
     11,000   5/28/02.....................       1.79            10,985,232
     19,000   5/06/02.....................       1.81            18,995,224
     55,000   5/08/02.....................       1.81            54,980,643
     76,926   5/13/02.....................       1.81            76,879,588
              Galaxy Funding, Inc.
     72,000   5/22/02 (a).................       1.80            71,924,400
              General Electric
              Capital Corp.
     75,000   5/16/02 (a).................       1.85            74,942,187
     27,000   8/14/02 (a).................       2.15            26,830,688
              Giro Funding Corp.
     50,000   5/29/02.....................       1.79            49,930,389
              GlaxoSmithKline
              Finance PLC
     18,000   5/07/02 (a).................       1.83            17,994,510
     27,000   5/20/02 (a).................       1.84            26,973,780
              Greenwich Funding
              Corp.
     28,000   6/27/02 (a).................       1.84            27,918,427
              Halifax PLC
     33,000   5/15/02.....................       1.79            32,977,028
              HSBC Bank PLC
     50,000   5/06/02.....................       1.84            49,987,222
     36,000   5/10/02.....................       1.86            35,983,260
              Jupiter Securitization
              Corp.
     40,000   5/28/02.....................       1.78            39,946,600
     33,000   5/31/02.....................       1.80            32,950,500
              Landesbank Schleswig-
              Holstein Giroze
     24,000   12/13/02....................       2.40            23,638,400
     24,000   12/16/02....................       2.40            23,633,600
              Merck & Co., Inc. FRN
     37,000   10/25/02 (a)................       1.81            37,000,000
              Montauk Funding Corp.
     49,000   5/21/02.....................       1.79            48,951,272
     24,000   5/01/02.....................       1.84            24,000,000
              National City Corp.
     44,000   5/15/02.....................       1.79            43,969,371
     28,000   5/23/02.....................       1.79            27,969,371
              Nordea North America,
              Inc.
     31,000   5/28/02.....................       1.87            30,956,523
              Old Line Funding
              Corp.
     42,000   6/03/02 (a).................       1.79            41,931,085
     10,600   5/01/02 (a).................       1.84            10,600,000
              Park Avenue
              Receivables Corp.
     25,000   6/03/02 (a).................       1.78            24,959,208
              Receivables Capital
              Corp.
     30,000   5/16/02 (a).................       1.77            29,977,875
              Salomon Smith Barney,
              Inc.
     55,000   5/13/02.....................       1.79            54,967,183
              San Paolo-IMI
     50,000   5/01/02.....................       1.76            50,000,000
     23,000   5/13/02.....................       1.85            22,985,817
              Sheffield Receivables
              Corp.
     31,000   5/28/02 (a).................       1.78            30,958,615
     67,000   5/15/02 (a).................       1.80            66,953,100
              Sigma Finance, Inc.
     24,000   6/06/02 (a).................       1.85            23,955,600
     12,000   9/09/02 (a).................       2.01            11,912,230
              Societe Generale NA,
              Inc.
     36,000   5/28/02.....................       1.86            35,949,780

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              Tannehill Capital Co.
$    53,729   5/08/02.....................       1.80%       $   53,710,195
              Variable Funding
              Capital Corp.
     47,000   5/20/02 (a).................       1.78            46,955,846
              Windmill Funding
              Corp.
     50,000   5/15/02.....................       1.79            49,965,195
                                                             --------------
              Total Commercial Paper
              (amortized cost
              $2,105,562,086).............                    2,105,562,086
                                                             --------------
              U.S. GOVERNMENT
              AGENCIES-28.6%
              Federal Home
              Loan Bank
     50,000   1.85%, 2/06/03..............       1.86            49,998,075
    125,000   1.99%, 9/19/02..............       1.99           125,000,000
    125,000   2.03%, 3/19/03 FRN..........       2.03           125,000,000
    161,500   2.34%, 12/12/02.............       2.36           161,485,601
     89,000   2.63%, 3/28/03..............       2.66            88,974,495
              Federal Home Loan
              Mortgage Corp.
     25,000   1.85%, 2/05/03..............       1.85            25,000,000
     24,000   12/13/02....................       2.44            23,638,400
     19,425   2.65%, 12/20/02.............       2.65            19,425,000
              Federal National
              Mortgage Association
              FRN
     80,000   1.73%, 11/29/02 FRN.........       1.76            79,987,185
    300,000   1.69%, 3/27/03 FRN..........       1.77           299,784,271
    240,000   1.74%, 5/05/03 FRN..........       1.82           239,812,158
              Student Loan Marketing
              Association FRN
    105,000   2.13%, 8/21/03..............       2.14           104,986,690
                                                             --------------
              Total U.S. Government
              Agencies (amortized
              cost $1,343,091,875)........                    1,343,091,875
                                                             --------------
              REPURCHASE
              AGREEMENTS-13.1%
              Deutsche Bank
    100,000   1.92%, dated 4/30/02,
              due 5/01/02 in the
              amount of $100,005,333
              (cost $100,000,000;
              collateralized by
              $98,804,000 FNMA,
              5.75%, due 4/15/03,
              value $102,000,957).........       1.92           100,000,000
              Goldman Sachs & Co.
    150,000   1.75%, dated 4/22/02,
              due 5/13/02 in the
              amount of $150,153,125
              (cost $150,000,000
              collateralized by
              $149,696,000 FFCBs,
              FHLBs, FHLMCs, FICO,
              FNMAs, SLMA and
              TVAs, 0.00% to 8.09%,
              due 5/02/02 to 7/15/32,
              value $153,000,161) (b).....       1.75           150,000,000
              Merrill Lynch & Co., Inc.
    125,000   1.77%, dated 4/30/02,
              due 5/31/02 in the
              amount of $125,184,375
              (cost $125,000,000;
              collateralized by
              $126,211,500, FNMAs,
              6.50% to 7.50%, due
              7/1/16 to 5/1/32, value
              $127,500,951) (b)...........       1.77           125,000,000
              Paribas Corp.
    240,000   1.93%, dated 4/30/02,
              due 5/01/02 in the
              amount of $240,012,867
              (cost $240,000,000;
              collateralized by
              $216,866,000 FNMA,
              7.125%, due 6/15/10,
              value $244,800,266).........       1.93           240,000,000
                                                             --------------
              Total Repurchase
              Agreements
              (amortized cost
              $615,000,000) ..............                      615,000,000
                                                             --------------
              CERTIFICATES OF
              DEPOSIT-11.1%
              ABN AMRO
     20,000   2.04%, 9/03/02..............       2.04            20,000,000
              American Express
              Centurion Bank
     22,000   1.80%, 5/17/02..............       1.80            22,000,000
              Bank of Intessa
     29,000   1.79%, 5/14/02..............       1.79            29,000,000
              Bank of Nova Scotia
     22,000   1.79%, 5/14/02..............       1.79            22,000,000
              Dresdner Bank AG
     45,000   1.80%, 6/24/02..............       1.92            44,991,642
              First Tennessee Bank
     31,000   1.79%, 5/15/02..............       1.79            31,000,000
     43,000   1.79%, 5/22/02..............       1.79            43,000,000
              Landesbank
              Baden-Wurttemberg
     56,000   1.80%, 5/09/02..............       1.79            56,000,062
              Natexis Banque
              New York Branch
     41,000   1.88%, 5/08/02..............       1.87            41,000,040
     40,000   1.98%, 6/28/02..............       1.98            40,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              Nordeutsche
              Landesbank
$    13,000   2.00%, 8/05/02..............       2.24%       $   13,000,000
     24,000   2.87%, 3/25/03..............       2.90            23,994,692
              Rabobank Nederland
     23,000   2.76%, 3/24/03..............       3.00            22,952,359
              Royal Bank of Scotland
              PLC
     29,000   2.83%, 3/19/03..............       2.85            28,994,957
              Southtrust Bank NA
     23,000   1.81%, 5/14/02..............       1.81            23,000,000
              Svenska Handelsbanken
     33,000   1.80%, 5/14/02..............       1.80            33,000,000
     24,000   1.86%, 5/17/02..............       1.86            24,000,000
                                                             --------------
              Total Certificates of
              Deposit
              (amortized cost
              $517,933,752) ..............                      517,933,752
                                                             --------------
              CORPORATE
              OBLIGATIONS-5.0%
              Dorada Finance, Inc.
              MTN
     24,000   2.80%, 3/17/03 (a)..........       2.80            24,000,000
              Merrill Lynch & Co.,
              Inc. MTN
     24,000   2.45%, 3/25/03..............       2.45            24,000,000
     28,000   4.18%, 6/05/02..............       4.18            28,000,000
              Metlife Funding
              Agreement FRN
     63,000   1.88%, 10/01/02 (c).........       1.88            63,000,000
              Sigma Finance, Inc.
              FRN MTN
     25,000   1.86%, 10/07/02 (a).........       1.87            24,998,917
     20,000   1.88%, 5/01/03 (a)..........       1.89            19,998,000
              Toyota Motor Credit
              Corp. FRN
     28,000   1.81%, 5/15/02 (a)..........       1.81            28,000,000
              Travelers Life Funding
              Agreement FRN
     20,000   1.88%, 5/10/02 (c)..........       1.88            20,000,000
                                                             --------------
              Total Corporate
              Obligations
              (amortized cost
              $231,996,917) ..............                      231,996,917
                                                             --------------
              TOTAL
              INVESTMENTS-102.7%
              (amortized cost
              $4,813,584,630).............                    4,813,584,630
              Other assets less
              liabilities-(2.7%)..........                     (125,018,872)
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              1,907,272,702 Class A
              shares, 2,164,496,275
              Class B shares and
              616,790,235 Class C
              shares outstanding).........                   $4,688,565,758
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2002            Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES-59.1%
              FEDERAL HOME
              LOAN BANK-22.4%
$    50,000   1.72%, 3/21/03 FRN..........       1.72%       $   49,977,905
     15,000   1.85%, 2/06/03..............       1.85            14,999,422
     50,000   1.99%, 9/19/02 FRN..........       1.99            50,000,000
     50,000   2.03%, 3/19/03 FRN..........       2.03            50,000,000
      7,650   2.10%, 12/05/02.............       2.45             7,634,863
     40,000   2.34%, 12/12/02.............       2.34            40,000,000
     22,000   2.63%, 3/28/03..............       2.63            21,990,081
      9,150   3.00%, 4/17/03..............       3.05             9,145,875
      7,000   5/20/02.....................       1.78             6,993,450
     13,820   5/15/02.....................       1.79            13,810,380
     15,000   5/31/02.....................       1.79            14,977,750
     20,000   5/17/02.....................       1.81            19,984,000
                                                             --------------
                                                                299,513,726
                                                             --------------
              FEDERAL HOME
              LOAN MORTGAGE
              CORP.-15.2%
     10,000   1.85%, 2/05/03 .............       1.85            10,000,000
      7,000   2.45%, 1/16/03..............       2.55             6,994,976
     15,000   2.65%, 12/20/02.............       2.65            15,000,000
      6,064   5/09/02.....................       1.78             6,061,615
     15,000   5/30/02.....................       1.78            14,978,612
     17,648   5/16/02.....................       1.79            17,634,948
     15,000   5/14/02.....................       1.80            14,990,304
     10,000   5/21/02.....................       1.80             9,990,056
     50,000   5/07/02.....................       1.81            49,985,025
     15,000   6/06/02.....................       1.85            14,972,400
      9,796   6/13/02.....................       1.86             9,774,353
     15,000   6/20/02.....................       1.88            14,961,042
     10,000   12/13/02....................       2.26             9,860,005
      8,368   11/07/02....................       2.34             8,265,980
                                                             --------------
                                                                203,469,316
                                                             --------------
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-14.8%
     50,000   1.69%, 3/27/03 FRN..........       1.69            49,964,045
     50,000   1.74%, 5/05/03 FRN..........       1.74            49,960,866
     15,000   5/08/02.....................       1.77            14,994,867
      7,362   6/04/02.....................       1.78             7,349,693
     21,719   5/22/02.....................       1.79            21,696,536
     10,000   5/29/02.....................       1.79             9,986,156
     15,000   6/05/02.....................       1.84            14,973,312
     15,000   6/12/02.....................       1.85            14,967,713
     15,000   6/19/02.....................       1.87            14,961,821
                                                             --------------
                                                                198,855,009
                                                             --------------
              STUDENT LOAN
              MARKETING
              ASSOCIATION-3.7%
     50,000   2.13%, 8/21/03 FRN..........       2.13            49,993,662
                                                             --------------
              FEDERAL FARM
              CREDIT BANK-2.2%
     20,000   1.90%, 7/01/02..............       1.90            20,000,000
     10,000   5/09/02.....................       1.80             9,996,000
                                                             --------------
                                                                 29,996,000
                                                             --------------
              FEDERAL
              AGRICULTURAL
              MORTGAGE-0.8%
     10,000   7/02/02 ....................       1.95             9,966,589
                                                             --------------
              Total U.S. Government
              Agencies
              (amortized cost
              $791,794,302) ..............                      791,794,302
                                                             --------------
              REPURCHASE
              AGREEMENTS-45.3%
              ABN AMRO
     30,000   1.76%, dated 4/16/02,
              due 5/16/02 in the
              amount of $30,044,000
              (cost $30,000,000;
              collateralized by
              $30,673,000 FNMA
              and FHLMDN, 0.00%
              to 5.50%, due 5/31/02
              to 3/15/11, value
              $30,600,747) (b)............       1.76            30,000,000
              ABN AMRO
     30,000   1.76%, dated 4/16/02,
              due 5/21/02 in the
              amount of $30,051,333
              (cost $30,000,000;
              collateralized by
              $30,706,000 FNMA,
              5.50%, due 3/15/11,
              value $30,600,463) (b)......       1.76            30,000,000
              Bank of America Corp.
     60,000   1.93%, dated 4/30/02,
              due 5/01/02 in the
              amount of $60,003,217
              (cost $60,000,000;
              collateralized by
              $75,892,041 GNMAs,
              6.50% to 8.50%, due
              12/15/16 to 4/15/32,
              value $61,200,000)..........       1.93            60,000,000
              CS First Boston Corp.
     30,000   1.75%, dated 4/22/02,
              due 5/28/02 in the
              amount of $30,052,500
              (cost $30,000,000;
              collateralized by
              $232,558,700 FHLMCs,
              0.00%, due 4/01/18
              to 9/01/33, value
              $30,600,187) (b) ...........       1.75            30,000,000

STATEMENT OF NET ASSETS
(continued)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              CS First Boston Corp.
$    30,000   1.92%, dated 4/30/02,
              due 5/01/02 in the
              amount of $30,001,600
              (cost $30,000,000;
              collateralized by
              $319,395,253 FHLMCs,
              0.00%, due 12/12/12
              to 4/01/35, value
              $30,600,826)  ..............       1.92%       $   30,000,000
              Deutsche Bank
     60,000   1.75% to 1.92%,
              dated 4/23/02 to 4/30/02,
              due 5/1/02 to 5/31/02 in
              the amount of $60,055,558
              (cost $60,000,000;
              collateralized by
              $56,626,000 FNMA,
              6.625%, due 9/15/09,
              value $61,200,319) (b)......       1.77            60,000,000
              Goldman Sachs & Co.
     40,000   1.76%, dated 4/16/02,
              due 5/01/02 to 5/03/02
              in the amount of
              $40,031,289
              (cost $40,000,000;
              collateralized by
              $45,093,136 FHLMCs,
              6.50% to 7.00%, due
              4/01/22 to 3/01/32,
              value
              $40,800,000) (b)............       1.76            40,000,000
              Lehman Brothers, Inc.
     30,000   1.74%, dated 4/17/02,
              due 5/10/02 in the
              amount of $30,033,350
              (cost $30,000,000;
              collateralized by
              $46,511,367 FNMAs,
              0.00%, due 4/1/19
              to 4/01/32, value
              $30,598,218) (b)............       1.74            30,000,000
              Merrill Lynch & Co.,
              Inc.
     60,000   1.77%, dated 4/30/02
              due 5/31/02 in the
              amount of $60,088,500
              (cost $60,000,000;
              collateralized by
              $503,849,312 FNMAs,
              0.00% to 6.00%, due
              9/01/02 to 12/01/31,
              value $61,204,065) (b)......       1.77            60,000,000
              Morgan Stanley
              Dean Witter
     60,000   1.74%, dated 4/23/02
              to 4/24/02, due 5/08/02
              to 5/24/02 in the amount
              of $60,065,250
              (cost $60,000,000;
              collateralized by
              $62,518,827 FNMA ,
              0.00% to 5.50%, due
              3/07/03 to 2/01/17,
              value $61,414,148) (b)......       1.74            60,000,000
              Paribas Corp.
     60,000   1.74%, dated 4/18/02,
              due 5/13/02 in the
              amount of $60,072,500
              (cost $60,000,000;
              collateralized by
              $61,605,000 FHLB,
              5.625%, due 11/15/11,
              value $62,054,764) (b)......       1.74            60,000,000
              State Street Bank and
              Trust Co.
     57,100   1.82%, dated 04/30/02,
              due 5/01/02 in the
              amount of $57,102,887
              (cost $57,100,000;
              collateralized by
              $59,190,000 U.S.
              Treasury Bills, 0.00%,
              due 9/12/02, value
              $58,820,063)  ..............       1.82            57,100,000
              UBS Finance, Inc.
     15,000   1.75%, dated 4/10/02,
              due 5/02/02 in the
              amount of $15,016,042
              (cost $15,000,000;
              collateralized by
              $15,340,000 FNMA,
              0.00%, due 6/19/02,
              value $15,304,718) (b)......       1.75            15,000,000
              UBS Finance, Inc.
     15,000   1.75%, dated 4/10/02,
              due 5/06/02 in the
              amount of $15,018,958
              (cost $15,000,000;
              collateralized by
              $15,302,923 FNMA,
              6.25%, due 2/01/11,
              value $15,302,923) (b)......       1.75            15,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              UBS Finance, Inc.
$ 30,000      1.75%, dated 4/22/02,
              due 5/23/02 in the
              amount of $30,045,208
              (cost $30,000,000;
              collateralized by
              $29,845,000 FFCB
              and FNMA, 5.20% to
              6.75%, due 2/06/07
              to 7/07/09, value
              $30,604,507) (b)............       1.75%       $   30,000,000
                                                             --------------
              Total Repurchase
              Agreements
              (amortized cost
              $607,100,000) ..............                      607,100,000
                                                             --------------
              TOTAL
              INVESTMENTS-104.4%
              (amortized cost
              $1,398,894,302).............                    1,398,894,302
              Other assets less
              liabilities-(4.4%)..........                      (58,474,270)
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              593,539,426 Class A
              shares, 558,105,346
              Class B shares and
              188,866,082 Class C
              shares outstanding).........                   $1,340,420,032
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2002              Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-88.3%
              ALABAMA-3.3%
              Alabama Special Care
              Facilities Authority
$    25,600   (Ascension Health
              Credit)
              Series 99B
              11/15/39 (e) ...............       1.80%       $   25,600,000
     14,100   (Daphne-Villa Mercy
              Medical Project)
              Series 97
              12/01/27 (e) ...............       1.63            14,100,000
              Decatur IDB
      3,600   (BP Amoco)
              Series 01 AMT
              11/01/35 (e) ...............       1.75             3,600,000
              Mobile Medical
              Clinic Board
      2,620   (Spring Hill
              Professional Ltd.)
              Series 96
              2/01/11 (e) ................       1.75             2,620,000
                                                             --------------
                                                                 45,920,000
                                                             --------------
              ALASKA-0.6%
              Valdez IDR
      9,000   (BP Amoco
              Pipelines Project)
              Series 01K
              7/01/37 (e) ................       1.65             9,000,000
                                                             --------------
              ARIZONA-1.3%
              Maricopa County
              IDA MFHR
      6,850   (Gran Victoria
              Hsg. Project)
              Series 00A
              4/15/30 (e) ................       1.70             6,850,000
              Phoenix IDA
     12,000   (Desert Botanical
              Garden Project)
              7/01/35 (e).................       1.75            12,000,000
                                                             --------------
                                                                 18,850,000
                                                             --------------
              ARKANSAS-1.4%
              Union County Solid
              Waste Disposal Revenue
     14,500   (Deltic Timber/
              Temple Inland)
              Series 97A AMT
              10/01/27 (e)  ..............       1.80            14,500,000
              Warren Solid Waste
              Disposal
      5,150   (Potlatch Corp. Project)
              4/01/12 (e) ................       1.75             5,150,000
                                                             --------------
                                                                 19,650,000
                                                             --------------
              CONNECTICUT-0.4%
              Connecticut HEFA
      5,600   (Ascension Health
              Credit Group)
              Series 99B
              11/15/29 (e) ...............       1.75             5,600,000
                                                             --------------
              DELAWARE-0.2%
              Delaware Economic
              Development Authority
              IDR
      3,400   (Delaware Clean Power
              Project Motiva Enterprise)
              Series 97A AMT
              8/01/29 (e) ................       1.85             3,400,000
                                                             --------------
              DISTRICT OF
              COLUMBIA-3.3%
              District of Columbia
              GO FSA
     22,090   Series 00A
              6/01/15 (e)   ..............       1.70            22,090,000
     24,000   Series 00B
              6/01/30 (e) ................       1.70            24,000,000
                                                             --------------
                                                                 46,090,000
                                                             --------------
              FLORIDA-5.6%
              Broward County
              HFA MFHR
      5,800   (Fishermens Landing)
              Series 99
              11/01/07 (e)  ..............       1.70             5,800,000
      1,900   (Margate Investment
              Project)
              11/01/05 (e)  ..............       1.70             1,900,000
              Florida HFA
      4,000   (Wood Forest Apts.)
              Series 83I
              12/01/05 (e)  ..............       1.70             4,000,000
              Highlands County HFA
     13,710   (Adventist Health System)
              Series A
              11/15/27 (e)  ..............       1.70            13,710,000
              Hillsborough IDA
      2,500   (Tampa Metro Area
              YMCA Project)
              Series 00
              3/01/25 (e)   ..............       1.75             2,500,000
              Jacksonville Economic
              Development Authority
      2,475   (Bolles School Project)
              Series 99A
              7/01/14 (e)   ..............       1.70             2,475,000
              Miami Dade County
              Educational Facilities
              Authority
      2,800   (Florida Memorial
              College Project)
              Series 98
              10/01/18 (e)  ..............       1.75             2,800,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Orange County
              Health Facilities
$     4,000   (Florida Hospital Assoc.)
              Series 00A
              6/01/30 (e) ................       1.90%       $    4,000,000
              Orange County
              HFA MFHR
      6,000   (Charelston Club Apts.)
              Series 01A
              7/15/34 (e) ................       1.78             6,000,000
              Orlando Special
              Assessment District
     10,600   (Republic Drive
              Interchange)
              Series 97A
              10/01/21 (e) ...............       1.65            10,600,000
              Palm Beach County
              COP
     14,700   Series 02B FSA
              8/01/27 (e) ................       1.65            14,700,000
              Palm Beach County
              Educational Facilities
      2,000   (Atlantic College)
              Series 01
              12/01/31 (e) ...............       1.75             2,000,000
              Tampa Educational
              Facilities Revenue
      7,840   (Academy Holy Names
              Project)
              Series 02
              3/01/22 (e)   ..............       1.70             7,840,000
                                                             --------------
                                                                 78,325,000
                                                             --------------
              GEORGIA-2.9%
              Bibb County
              Development
              Authority
      6,000   (Trustee of Mount
              De Sales Academy)
              Series 00
              3/01/20 (e) ................       1.70             6,000,000
              Columbia Elderly
              Authority Residential
              Care Facilities
      3,175   (Augusta Residential
              Center on Aging)
              1/01/21 (e)   ..............       1.70             3,175,000
              De Kalb Development
              Authority
      5,080   (Atlanta Jewish
              Community Center)
              9/01/24 (e)   ..............       1.70             5,080,000
              Fulton County
              HFA MFHR
      5,000   (Hampton Hills Apts.
              Project)
              6/01/23 (e) ................       1.75             5,000,000
              Fulton County MFHR
     13,600   (Spring Creek Crossing)
              Series 94
              10/01/24 (e) ...............       1.70            13,600,000
              Gainsville & Hall
              County
      7,500   (Senior Living Facility
              Lanier Village)
              Series 99A
              11/15/10 (e) ...............       1.75             7,500,000
              Richmond County
              SWDR
        500   (Evergreen Nylon
              Recycling)
              Series 98 AMT
              7/01/32 (e) ................       1.80               500,000
                                                             --------------
                                                                 40,855,000
                                                             --------------
              ILLINOIS-7.6%
              Aurora Kane &
              DuPage IDR
      6,110   (Jania Family LLC
              Project)
              Series 99 AMT
              12/01/29 (e)  ..............       1.95             6,110,000
              Chicago Board of
              Education FSA
      8,000   (Unlimited Tax
              GO Bonds)
              Series 00B
              3/01/32 (e)   ..............       1.70             8,000,000
     10,000   (Unlimited Tax
              GO Bonds)
              Series 00D
              3/01/32 (e)   ..............       1.70            10,000,000
              Chicago Illinois
     10,000   (Homestart Program)
              Series A
              6/01/05 (e) ................       1.80            10,000,000
              City of Rockford
     10,000   (Wesley Willows
              Obligated Group)
              Series 02
              4/01/32 (e) ................       1.80            10,000,000
              Des Plaines
              Cook County IDR
      6,125   (CP Partners LLC
              Project)
              Series 97A
              11/01/15 (e) ...............       1.95             6,125,000
              Elmhurst Hospital
              Revenue
     10,150   (Joint Comm.
              Health Organization)
              Series 88
              7/01/18 (e) ................       1.70            10,150,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Illinois Development
              Authority
$     6,850   (Council for
              Jewish Elderly)
              Series 95
              3/01/15 (e) ................       1.70%       $    6,850,000
              Illinois Development
              Finance Authority
      5,100   (Contemporary Art
              Museum)
              Series 94
              2/01/29 (e) ................       1.75             5,100,000
              Illinois Development
              Finance Authority MFHR
      5,300   (Cinnamon Lake
              Towers)
              Series 97 AMT
              4/15/37 (e) ................       1.85             5,300,000
              Illinois Health
              Facilities Authority
      5,660   (Franciscan Eldercare)
              Series 96E
              5/15/27 (e)   ..............       1.75             5,660,000
              Illinois Health Facilities
              Authority FSA
      7,000   (Resurrection Health
              Project)
              Series 99A
              5/15/29 (e)   ..............       1.70             7,000,000
              Illinois Housing
              Development Authority
              MFHR
      6,715   (Hyde Park Tower)
              Series 00A AMT
              11/01/28 (e)  ..............       1.90             6,715,000
              Southwestern
              Development
              Authority PCR
      3,875   (Shell Wood
              River Project)
              Series 95 AMT
              11/01/25 (e)  ..............       1.75             3,875,000
              Tinley Park Special
              Assessment District
      5,734   (Millennium Lakes
              Development)
              2/01/08 (e)   ..............       1.70             5,734,000
                                                             --------------
                                                                106,619,000
                                                             --------------
              INDIANA-3.6%
              City of Indianapolis
      5,450   (Local Public
              Improvement Bond)
              Series 01E
              7/09/02                            1.58             5,458,363
              Gibson County PCR
      5,000   (Toyota Motor
              Manufacturing Project)
              Series 97 AMT
              10/01/27 (e) ...............       1.75             5,000,000
              Indiana Health Facility
              Financing Authority
      3,330   (Ascension Health)
              Series 99B
              11/15/39 (e) ...............       1.80             3,330,000
     12,560   (Senior Living Greencroft
              Obligation)
              Series 00
              9/01/30 (e) ................       1.70            12,560,000
              Indiana State Development
              Finance Authority
     25,000   (Indianapolis Museum Art)
              Series 01
              2/01/36 (e) ................       1.75            25,000,000
                                                             --------------
                                                                 51,348,363
                                                             --------------
              IOWA-1.3%
              Iowa TRAN
     18,000   Series 01
              6/27/02 ....................       1.85            18,032,087
                                                             --------------
              KANSAS-0.7%
              Lenexa Health Care
              Facility
      9,160   (Lakeview Village)
              Series A
              5/15/26 (e) ................       1.75             9,160,000
                                                             --------------
              KENTUCKY-4.7%
              Breckinridge County
     10,000   (Kentucky Association
              of County Leasing
              Trust)
              Series 01A
              2/01/31 (e) ................       1.68            10,000,000
     17,440   (Kentucky Association
              of County Leasing Trust)
              Series 99
              12/01/29 (e) ...............       1.68            17,440,000
              Henderson
      3,580   (KY Hospital
              Association
              Health Facilities)
              Series 00A
              12/01/30 (e) ...............       1.90             3,580,000
              Jefferson County
              Industrial Building
      7,565   (Franciscan
              Eldercare Service)
              Series 01
              5/15/30 (e) ................       1.75             7,565,000
              Jeffersontown
     27,510   (League of Cities
              Fund Trust)
              Series 00
              3/01/30 (e) ................       1.68            27,510,000
                                                             --------------
                                                                 66,095,000
                                                             --------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              LOUISIANA-2.0%
              Ascension Parish PCR
$    17,500   (Borden Project)
              Series 92
              12/01/09 (e)  ..............       1.63%       $   17,500,000
      2,100   (Shell Chemical
              LP Project)
              Series 01 AMT
              12/01/36 (e)  ..............       1.75             2,100,000
              Calcasieu Parish
        250   (Environmental Revenue)
              Series 96 AMT
              7/01/26 (e)   ..............       1.80               250,000
              Lake Charles Harbor
              & Term Port
              Improvement
      6,400   (Global Industries)
              Series 97 AMT
              11/01/27 (e)  ..............       1.70             6,400,000
              Lincoln Parish SWDR
        900   (Willamette Industries
              Project)
              Series 96 AMT
              4/01/26 (e)   ..............       1.80               900,000
              St. Charles Parish PCR
      1,400   (Shell Oil Co.)
              Series 91 AMT
              11/01/21 (e)  ..............       1.75             1,400,000
                                                             --------------
                                                                 28,550,000
                                                             --------------
              MARYLAND-0.4%
              Baltimore IDR
      4,000   (Baltimore Capital
              Acquistion)
              Series 86
              8/01/16 (e) ................       1.70             4,000,000
              Maryland Stadium
              Authority
      1,950   (Sports Facilities Lease)
              Series 99 AMT
              12/15/19 (e) ...............       1.80             1,950,000
                                                             --------------
                                                                  5,950,000
                                                             --------------
              MASSACHUSETTS-1.3%
              Massachusetts
              Development
              Finance Agency
     10,800   (Loomis Communities)
              Series 02B
              3/01/10 (e) ................       1.65            10,800,000
              Massachusetts State
              Health & Educational
              Facilities Authority
      6,825   (Endicott College)
              Series 01C
              10/01/31 (e) ...............       1.65             6,825,000
                                                             --------------
                                                                 17,625,000
                                                             --------------
              MICHIGAN-3.1%
              City of Detroit FSA
     13,700   (Sewage Disposal
              System)
              Series 01 C-1
              7/01/27 (e)   ..............       1.70            13,700,000
              Michigan State
              Hospital Finance
              Authority
      6,400   (Mt. Clemens
              General Hospital)
              Series 00
              3/01/15 (e) ................       1.80             6,400,000
     11,770   (Trinity Health
              Credit Group)
              Series 00E
              12/01/30 (e)  ..............       1.70            11,770,000
              Wayne Charter County
              Airport Revenue
     11,460   (Detroit Metro
              Wayne Airport)
              Series 96A AMT
              12/01/16 (e)  ..............       1.75            11,460,000
                                                             --------------
                                                                 43,330,000
                                                             --------------
              MINNESOTA-1.2%
              Cloquet
      5,000   (Potlatch Corp. Project)
              Series 96A AMT
              4/01/26 (e)   ..............       1.75             5,000,000
      6,900   (Potlatch Corp. Project)
              Series 99C AMT
              4/01/29 (e)   ..............       1.75             6,900,000
              Coon Rapids
      3,900   (Health Central
              System Project)
              8/01/15 (e) ................       1.65             3,900,000
              Cottage Grove
      1,000   (Minnesota Mining
              & Manufacturing Co.
              Project)
              8/01/12 (e) ................       1.65             1,000,000
                                                             --------------
                                                                 16,800,000
                                                             --------------
              MISSISSIPPI-1.5%
              Mississippi Business
              Finance Corp.
     14,500   (Jackson Medical
              Mall Foundation)
              Series 00A
              11/01/18 (e) ...............       1.75            14,500,000
      6,000   (Mississippi State
              University Foundation,
              Inc. Project)
              Series 02
              3/01/12 (e) ................       1.75             6,000,000
                                                             --------------
                                                                 20,500,000
                                                             --------------

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              MISSOURI-1.9%
              Boone County IDA
$       500   (Minnesota Mining
              & Manufacturing Co.
              Project)
              12/01/25 (e) ...............       1.65%       $      500,000
              Missouri HEFA
     11,500   (Assemblies of
              God College)
              Series 01
              5/01/26 (e) ................       1.70            11,500,000
     15,000   (Lutheran
              Senior Services)
              Series 00
              2/01/31 (e) ................       1.75            15,000,000
                                                             --------------
                                                                 27,000,000
                                                             --------------
              NEVADA-0.3%
              Henderson Public
              Improvement Trust
              MFHR
      4,150   (Pueblo Verde 1 Apts.)
              Series 95A
              8/01/26 (e) ................       1.85             4,150,000
                                                             --------------
              NEW
              HAMPSHIRE-0.6%
              New Hampshire HEFA
      3,450   (Hunt Community Issue)
              Series 96
              5/01/26 (e) ................       1.80             3,450,000
      5,000   (Southern New Hampshire
              Medical Center)
              Series 01
              10/01/30 (e) ............          1.75             5,000,000
                                                             --------------
                                                                  8,450,000
                                                             --------------
              NEW YORK-1.3%
              Long Island Power
              Authority
     13,340   (Electric Revenue)
              Series 1B
              5/01/33 (e) ................       1.60            13,340,000
              New York State
              Energy Research &
              Development PCR
      5,000   (Niagara Mohawk Corp.)
              AMT
              7/01/27 (e) ................       1.80             5,000,000
              New York State Job
              Development Authority
        420   Series A1-25 AMT
              3/01/07 (e) ................       1.70               420,000
                                                             --------------
                                                                 18,760,000
                                                             --------------
              NORTH
              CAROLINA-3.5%
              City of Durham
              Water & Sewer
              Revenue
      5,095   (Utility Systems
              Revenue)
              Series 94
              12/01/15 (e) ...............       1.75             5,095,000
              Gaston Industrial
              Facilities PCR
        335   (Duke Energy Corp.)
              Series 99 AMT
              10/01/12 (e) ...............       1.85               335,000
              North Carolina Capital
              Facilities Finance Agency
      8,955   Wolfpack Club Project
              4/01/12 (e) ................       1.70             8,955,000
              North Carolina Capital
              Facilities Finance Agency
      5,700   (Student Housing
              Facility Revenue)
              Series 01
              7/01/32 (e) ................       1.75             5,700,000
              North Carolina Capital
              Facility Finance Agency
      2,500   (Goodwill Community
              Foundation Project)
              Series 02
              4/01/22 (e) ................       1.70             2,500,000
              North Carolina Capital
              Facility Finance Agency
      6,100   (Greensboro Day School)
              Series 01
              7/01/21 (e) ................       1.70             6,100,000
              North Carolina
              Educational Facilities
              Financial Agency
      4,330   (Cardinal Gibbons
              High School)
              Series 99
              8/01/14 (e) ................       1.70             4,330,000
              North Carolina GO
      4,700   (Public Improvement)
              Series 02E
              5/01/21 (e) ................       1.65             4,700,000
              North Carolina Medical
              Care Community
      9,660   (First Mtg-Brookwood
              Project)
              Series 01C
              1/01/07 (e) ................       1.80             9,660,000
              North Carolina
              Medical Care
              Community
              Retirement Facilities
              Revenue
      1,180   (Aldersgate Project)
              Series 01
              1/01/31 (e) ................       1.80             1,180,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              University of
              North Carolina
              Chapel Hill
$       410   (Board of Governors)
              Series 01B
              12/01/25 (e) ...............       1.35%       $      410,000
                                                             --------------
                                                                 48,965,000
                                                             --------------
              OHIO-2.9%
              Cuyahoga Health Care
      3,315   (Judson Retirement
              Community)
              Series 00
              11/15/19 (e)  ..............       1.75            3,315,000
              Franklin
     14,550   (Trinity Health
              Credit Group)
              Series 00F
              12/01/30 (e)  ..............       1.70            14,550,000
              Franklin County
              Health Facility
      7,525   (U.S. Health Corp.)
              Series 96A
              12/01/21 (e)  ..............       1.70             7,525,000
              Franklin County
              MFHR
      1,950   (Hanover Ridge Apts.)
              Series 00 AMT
              12/15/30 (e)  ..............       1.80             1,950,000
              Ohio Solid Waste
              Revenue
      8,300   (BP Amoco Exploration
              & Oil Project)
              Series 01 AMT
              8/01/34 (e)   ..............       1.70             8,300,000
              Ohio State Solid Waste
              Revenue
      4,500   (BP Products of
              North America)
              Series 01B AMT
              8/01/34 (e)   ..............       1.70             4,500,000
              Warren County IDA
      1,100   (Pioneer Industrial
              Components Project)
              Series 85
              12/01/05 (e)  ..............       1.95             1,100,000
                                                             --------------
                                                                 41,240,000
                                                             --------------
              PENNSYLVANIA-1.8%
              Allegheny County IDR
      4,905   (United Jewish
              Federation Project)
              Series 96A
              10/01/26 (e)  ..............       1.80             4,905,000
              Philadelphia County
              IDA
      6,840   (Cliveden Maplewood
              Project)
              Series 99
              1/01/24 (e)   ..............       1.80             6,840,000
              Philadelphia Hospital
              & Higher Education
     13,000   (Wills Eye Hospital
              Project)
              Series 00
              11/01/30 (e)  ..............       1.70            13,000,000
              Venango IDR
        285   (Penzoil Co. Project)
              Series 82A
              12/01/12 (e)  ..............       2.20               285,000
                                                             --------------
                                                                 25,030,000
                                                             --------------
              SOUTH CAROLINA-3.4%
              Florence County PCR
      6,030   (Roche Carolina, Inc.
              Project)
              Series 98 AMT
              4/01/28 (e) ................       1.80             6,030,000
              South Carolina Jobs
              EDA
      2,600   (Baptist Ministries)
              Series 00
              7/01/20 (e)   ..............       1.70             2,600,000
     39,400   (Sisters Charity
              Province Hospital)
              Series 01
              12/01/31 (e)  ..............       1.70            39,400,000
                                                             --------------
                                                                 48,030,000
                                                             --------------
              TENNESSEE-5.1%
              Chattanooga HEFA
     10,440   (CDFI Phase I, LLC
              Project)
              Series 01A
              10/01/21 (e)  ..............       1.70            10,440,000
              Clarksville Public
              Building Authority
      9,170   Series 97
              11/01/27 (e)  ..............       1.70             9,170,000
              Hendersonville
              Educational Facility
      5,000   (Pope John Paul II
              High School)
              Series 00
              12/01/20 (e)  ..............       1.70             5,000,000
              Knox Health
              Educational &
              Housing Board
     10,000   (Laughlin Memorial
              Hospital, Inc.)
              Series 01A-1
              10/01/28 (e)  ..............       1.80            10,000,000
              Montgomery County
     11,500   (Tennessee County
              Loan Pool)
              Series 02
              4/01/32 (e)   ..............       1.75            11,500,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Nashville & Davidson
              County IDB
$    10,000   (YMCA Project)
              Series 98
              12/01/18 (e)  ..............       1.70%       $   10,000,000
              Stewart County IDR
     10,000   (Standard Gypsum Project)
              Series 99B AMT
              5/01/34 (e)   ..............       1.75            10,000,000
              Volunteer State Student
              Funding Corp.
      6,400   (Student Funding Corp.)
              Series 88 A-1 AMT
              12/01/23 (e)  ..............       1.70             6,400,000
                                                             --------------
                                                                 72,510,000
                                                             --------------
              TEXAS-8.5%
              Austin
      2,900   (Airport System
              Revenue Notes)
              Series 95A AMT
              11/15/17 (e)  ..............       1.75             2,900,000
              Bexar Health Facility
              Development Corp.
     10,100   (Air Force Village)
              8/15/30 (e)   ..............       1.70            10,100,000
              Brazos River County
      2,500   (Merey Sweeny Project)
              Series 00A AMT
              4/01/20 (e)   ..............       1.80             2,500,000
      7,700   (Merey Sweeny Project)
              Series 02A AMT
              4/01/21 (e)   ..............       1.80             7,700,000
              Calhoun County
     19,700   (Formosa Plastics Corp.)
              Series 94 AMT
              11/01/15 (e) ...............       1.80            19,700,000
              Grapevine Industrial
              Development Corp.
      6,000   (Trencor Jetco, Inc.)
              AMT 4/01/19 (e).............       1.85             6,000,000
              Gulf Coast IDA
      3,500   (Citgo Petroleum Corp.)
              Series 02 AMT
              2/01/32 (e)   ..............       1.80             3,500,000
      1,000   (Citgo Petroleum Corp.)
              Series 94 AMT
              4/01/26 (e)   ..............       1.80             1,000,000
              Gulf Coast PCR
      3,700   (Amoco Oil Co.)
              Series 93 AMT
              5/01/23 (e)   ..............       1.75             3,700,000
              Jefferson County PCR
      3,400   (Texaco, Inc. Project)
              Series 94
              10/01/24 (e)  ..............       1.70             3,400,000
              Mesquite Texas Health
              Facilities Development
      8,000   (Retirement Facility)
              Series 00C
              2/15/30 (e)   ..............       1.75             8,000,000
              Metropolitan Higher
              Education Authority
      6,770   (University of Dallas)
              Series 99
              5/01/19 (e)   ..............       1.75             6,770,000
              North Central Health
              Facility Development
      9,900   (Northwest Senior
              Housing Corp.
              Edgemerc Proj)
              Series C
              11/15/29 (e)  ..............       1.70             9,900,000
              North Texas Higher
              Education Authority
      5,815   (Student Loan)
              Series 98 AMT
              12/01/05 (e)  ..............       1.80             5,815,000
              Texas Small Business
              IDR
     12,965   (Public Facilities
              Capital Access)
              7/01/26 (e)   ..............       1.75            12,965,000
              Texas TRAN
     15,000   Series 01
              8/29/02 ....................       2.48            15,061,621
                                                             --------------
                                                                119,011,621
                                                             --------------
              VIRGINIA-5.8%
              Capital Region Airport
      6,000   (Passenger Facility
              Charge Revenue)
              Series B
              6/01/29 (e)   ..............       1.70             6,000,000
              Chesapeake Hospital
              Authority
     13,800   (Chesapeake
              General Hospital)
              Series 01A
              7/01/31 (e)   ..............       1.75            13,800,000
      1,500   (Chesapeake
              General Hospital)
              Series 01B
              7/01/31 (e)   ..............       1.75             1,500,000
              Clarke County
              IDA FSA
     11,850   (Winchester Medical
              Center, Inc.)
              Series 00
              1/01/30 (e)   ..............       1.80            11,850,000
              Fairfax County IDR
      3,310   (Fair Lakes/ D&K LP)
              Series 96 AMT
              8/01/16 (e)   ..............       1.80             3,310,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Hampton Redevelopment
              & Housing Authority
              MFHR
$     2,000   (Avalon at Hampton I
              Project)
              Series 96A
              6/15/26 (e) ................       1.65%       $    2,000,000
              Harrisonburg IDA
     14,725   (Wachovia Pooled
              Loan Program)
              Series 00
              8/01/23 (e) ................       1.70            14,725,000
              Henrico County
              Education Development
              Authority
      4,000   (Infineon Technologies
              Richmond)
              Series 01 AMT
              3/01/31 (e)   ..............       1.80             4,000,000
              King George County
              IDA SWDR
      3,700   (Garnet of Virginia, Inc.)
              Series 96 AMT
              9/01/21 (e)   ..............       1.80             3,700,000
              King George County
              IDR
      2,700   (Birchwood Power
              Project)
              Series 95 AMT
              11/01/25 (e)  ..............       1.70             2,700,000
              Loudoun County IDA
      9,820   (Atlantic Coast Airlines)
              Series 01 AMT
              6/01/22 (e)   ..............       1.80             9,820,000
              Louisa County IDA
      2,000   (University of Virginia
              Health Services
              Foundation)
              Series 00
              10/01/30 (e)  ..............       1.73             2,000,000
              Newport News
              Redevelopment MFHR
      1,000   (Springhouse
              Apartments Project)
              Series 01
              9/01/26 (e)   ..............       1.70             1,000,000
              Norfolk IDA
      3,565   (Ballentine Home Corp.)
              Series 99
              12/01/24 (e)  ..............       1.70             3,565,000
              Virginia Beach
              Development Authority
      2,000   (Chesapeake Bay
              Academy)
              Series 00 AMT
              4/01/25 (e)   ..............       1.75             2,000,000
                                                             --------------
                                                                 81,970,000
                                                             --------------
              WASHINGTON-3.0%
              Issaquah Commercial
              Properties
      7,000   Series 01B
              2/15/21 (e)   ..............       1.75             7,000,000
              Port Bellingham IDR
      6,100   (BP West Coast Products
              LLC Project)
              Series 02 AMT
              12/01/33 (e)  ..............       1.75             6,100,000
              Port of Port Angeles
              IDR
      3,000   (Daishowa America
              Project)
              Series 92B AMT
              8/01/07 (e)   ..............       1.85             3,000,000
              Washington EDA IDR
      5,600   (Pacific Coast
              Shredding)
              Series 99D AMT
              8/01/14 (e)   ..............       1.95             5,600,000
              Washington Health Care
              Hospital Revenue
      1,800   (Fred Hutchinson
              Center)
              Series 96
              1/01/23 (e)   ..............       1.90             1,800,000
              Washington Housing
              Finance Commission
     11,050   (Living Care Centers
              Project)
              Series 00
              10/01/30 (e)  ..............       1.70            11,050,000
              Washington Housing
              Finance Commission
              MFHR
      7,840   (Glenbrooke Apartments)
              Series 97A AMT
              7/01/29 (e)   ..............       1.85             7,840,000
                                                             --------------
                                                                 42,390,000
                                                             --------------
              WEST VIRGINIA-0.7%
              Keyser IDR
      1,400   (Keyser Associates
              Project)
              7/01/14 (e)   ..............       1.80             1,400,000
              West Virginia Hospital
              Finance Authority
      9,090   (WVHA Pooled Loan
              Financing Project)
              Series 00A
              8/01/30 (e)   ..............       2.10             9,090,000
                                                             --------------
                                                                 10,490,000
                                                             --------------

STATEMENT OF NET ASSETS
April 30, 2002              Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              WISCONSIN-3.1%
              Appleton Redevelopment
              Authority
$    11,700   (Fox Cities Performing
              Arts Center)
              Series 01B
              6/01/36 (e)   ..............       1.80%       $   11,700,000
              Campbell Wisconsin
              IDA
      4,715   (Skipperliner
              Industries Project)
              Series '00 AMT
              5/01/20 (e)   ..............       1.85             4,715,000
              Manitowoc IDR
      1,618   (Jagemann Stamping Co.)
              Series 98 AMT
              4/01/11 (e)   ..............       1.85             1,618,000
              Wausau
      1,600   (Minnesota Mining
              & Manufacturing Co.
              Project)
              8/01/17 (e)   ..............       1.65             1,600,000
              Wisconsin HEFA
      2,555   (Grace Lutheran
              Foundation Project)
              Series 99
              7/01/14 (e)   ..............       1.75             2,555,000
      6,225   (Home Ownership
              Revenue Bonds)
              Series 02C
              9/01/16 (e)   ..............       1.70             6,225,000
     14,800   (Wheaton Franciscan
              Services)
              Series 97
              8/15/16 (e)   ..............       1.63            14,800,000
                                                             --------------
                                                                 43,213,000
                                                             --------------
              Total Municipal Bonds
              (amortized cost
              $1,242,909,071).............                    1,242,909,071
                                                             --------------
              COMMERCIAL
              PAPER-10.3%
              DISTRICT OF
              COLUMBIA-0.7%
              District of Columbia
      9,400   (American National
              Red Cross)
              Series 00
              6/14/02 ....................       1.60             9,400,000
                                                             --------------
              FLORIDA-0.5%
              Indian River
      6,500   (Hospital District)
              Series 90
              6/03/02 ....................       1.65             6,500,000
                                                             --------------
              GEORGIA-0.9%
              Municipal Electric
              Authority
     13,000   (Project One)
              Series 85A
              6/03/02 ....................       1.65            13,000,000
                                                             --------------
              KENTUCKY-2.1%
              Pendleton County
     30,000   (Kentucky Association
              of County Leasing)
              Series 89
              5/01/02 ....................       1.35            30,000,000
                                                             --------------
              MINNESOTA-0.8%
              St. Paul Metropolitan
              Airport
     11,600   (Sub Revenue Notes)
              Series A
              6/13/02 ....................       1.65            11,600,000
                                                             --------------
              NEW JERSEY-1.1%
              New Jersey TRAN
     16,000   Series 02A
              5/03/02 ....................       1.60            16,000,000
                                                             --------------
              TENNESSEE-0.5%
              Shelby HEFA
      7,500   (Baptist Memorial
              Hospital Project)
              Series 00
              5/01/02 ....................       1.75             7,500,000
                                                             --------------
              TEXAS-3.7%
              Austin
      9,161   (Travis & Williamson
              County)
              Series A
              6/07/02 ....................       1.65             9,161,000
     12,060   (Travis & Williamson
              County)
              Series A
              6/12/02 ....................       1.65            12,060,000
              Irving Water & Sewer
              Systems Revenue
     13,400   Series A
              6/13/02 ....................       1.62            13,400,000
      4,000   Series A
              6/10/02 ....................       1.65             4,000,000
              Texas Public Finance
              Authority
     13,000   Series B
              6/10/02 ....................       1.60            13,000,000
                                                             --------------
                                                                 51,621,000
                                                             --------------
              Total Commercial Paper
              (amortized cost
              $145,621,000) ..............                      145,621,000
                                                             --------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

                                                                      Value
--------------------------------------------------------------------------------
              TOTAL
              INVESTMENTS-98.6%
              (amortized cost
              $1,388,530,071).............                   $1,388,530,071
              Other assets less
              liabilities-1.4%............                       19,251,840
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              509,830,633 Class A shares,
              766,329,257 Class B shares
              and 131,704,719 Class C
              shares outstanding).........                   $1,407,781,911
                                                             ==============



--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2002                 Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              COMMERCIAL
              PAPER-40.6%
              American General
              Finance
$     4,000   5/30/02.....................       1.83%       $    3,994,103
              Asset Securitization
              Cooperative Corp.
      5,000   6/03/02 (a).................       1.78             4,991,842
      7,000   6/18/02 (a).................       1.79             6,983,293
      4,000   6/24/02 (a).................       1.79             3,989,260
              Banque Caisse
              d'Epargne L'Etat
      4,000   5/21/02.....................       1.83             3,995,933
      9,000   5/03/02.....................       1.86             8,999,070
     10,000   6/28/02.....................       1.93             9,968,906
              Barclays Bank
      5,000   6/17/02.....................       1.79             4,988,315
              Caisse Centrale Jardins
              du Quebec
      2,000   5/28/02.....................       1.82             1,997,270
      8,150   5/15/02.....................       1.85             8,144,137
              CDC Commercial
              Paper
     15,000   5/01/02.....................       1.87            15,000,000
              Clipper Receivables
              Corp.
      3,000   5/29/02 (a).................       1.78             2,995,847
              Concord Minutemen Co.
      5,169   5/28/02 (a).................       1.78             5,162,099
              Danske Bank
      4,000   8/30/02.....................       1.93             3,974,052
              Delaware Funding
              Corp.
     12,000   5/15/02 (a).................       1.80            11,991,600
              Den Norske Bank ASA
      5,000   6/20/02.....................       1.93             4,986,597
              Depfa Bank Europe
      2,000   5/14/02.....................       1.88             1,998,642
      4,000   6/04/02.....................       1.93             3,992,709
      8,000   6/17/02.....................       1.93             7,979,842
              Deutsche Bank AG
      6,000   5/23/02..... ...............       1.77             5,993,510
              Dexia CLF Finance Co.
      5,000   6/21/02 (a).................       1.78             4,987,392
      7,000   5/15/02 (a).................       1.79             6,995,127
              Dresdner Bank
      4,000   7/11/02.....................       1.96             3,984,538
              Eksport Finans ALS
      7,000   6/13/02.....................       1.90             6,984,114
     20,212   6/20/02.....................       1.93            20,157,820
              Enterprise Funding
              Corp.
     10,000   5/15/02 (a).................       1.80             9,993,000
              Falcon Asset
              Securitization Corp.
      4,000   5/14/02 (a).................       1.80             3,997,400
     10,000   5/17/02 (a).................       1.81             9,991,956
              Fortis Funding
      5,000   5/14/02 (a).................       1.79             4,996,768
              Frigate Funding Corp.
      3,000   5/28/02 (a).................       1.79             2,995,972
      3,764   5/06/02 (a).................       1.81             3,763,054
     15,000   5/08/02 (a).................       1.81            14,994,721
              General Electric
              Capital Corp.
     15,000   5/16/02.....................       1.85            14,988,438
      6,000   8/14/02.....................       2.15             5,962,375
              Giro Funding Corp.
      5,000   5/29/02.....................       1.79             4,993,039
              GlaxoSmithKline
              Finance PLC
      4,000   5/07/02.....................       1.83             3,998,780
      7,000   5/20/02.....................       1.84             6,993,202
              Greenwich Funding Corp.
      6,000   6/27/02 (a).................       1.84             5,982,520
              Halifax PLC
      7,000   5/15/02.....................       1.79             6,995,127
              HSBC Bank PLC
      7,000   5/10/02.....................       1.86             6,996,745
              Jupiter Securitization
              Corp.
      8,521   5/28/02.....................       1.78             8,509,624
      7,000   5/31/02.....................       1.80             6,989,500
              Landesbank
              Schleswig-Holstein Giroze
      4,000   12/13/02....................       2.40             3,939,734
      4,000   12/16/02....................       2.40             3,938,933
              Merck & Co., Inc.
      7,250   10/25/02 (a)................       1.81             7,250,000
              Montauk Funding
              Corp.
      7,000   5/21/02.....................       1.79             6,993,039
      4,000   5/01/02.....................       1.84             4,000,000
              National City Corp.
     10,000   5/15/02.....................       1.79             9,993,039
              Nordea North America,
              Inc.
      5,000   6/21/02.....................       1.80             4,987,250
      6,000   5/28/02.....................       1.87             5,991,585
              Old Line Funding Corp.
      4,000   5/01/02 (a).................       1.84             4,000,000
              Park Avenue
              Receivables Corp.
      5,000   6/03/02 (a).................       1.78             4,991,842
              Pfizer, Inc.
     13,000   6/17/02 (a).................       1.88            12,968,092
              Receivables Capital Corp.
      6,000   5/16/02 (a).................       1.77             5,995,575
              San Paolo-IMI
      5,000   5/13/02.....................       1.85             4,996,917
              Sheffield Receivables
              Corp.
      7,000   5/28/02 (a).................       1.78             6,990,655
     14,000   5/15/02 (a).................       1.80            13,990,200

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              Sigma Finance, Inc.
$     4,000   6/06/02 (a).................       1.85%       $    3,992,600
      2,000   9/09/02 (a).................       2.01             1,985,372
              Societe Generale NA,
              Inc.
      7,000   5/28/02.....................       1.86             6,990,235
              Svenska Handelsbanken
      3,000   6/26/02.....................       1.93             2,990,993
              Variable Funding
              Capital Corp.
      5,000   5/20/02 (a).................       1.78             4,995,303
              Westdeutsche
              Landesbank
      5,000   6/21/02.....................       1.93             4,986,329
              Windmill Funding
              Corp.
     10,000   5/15/02.....................       1.79             9,993,039
              ZCM Matched
              Funding Corp.
      2,000   8/26/02.....................       1.96             1,987,260
      3,000   8/27/02.....................       1.98             2,980,530
                                                             --------------
              Total Commercial Paper
              (amortized cost
              $430,306,761) ..............                      430,306,761
                                                             --------------
              U.S. GOVERNMENT
              AGENCIES-27.8%
              Federal Home
              Loan Bank
      5,000   1.85%, 2/06/03..............       1.86             4,999,807
     35,000   1.99%, 9/19/02 FRN..........       1.99            35,000,000
     35,000   2.03%, 3/19/03 FRN..........       2.03            35,000,000
     32,500   2.34%, 12/12/02.............       2.36            32,496,870
     18,000   2.63%, 3/28/03..............       2.66            17,995,749
              Federal Home Loan
              Mortgage Corp.
      3,000   1.85%, 2/05/03..............       1.85             3,000,000
      6,000   9/25/02.....................       1.96             5,951,980
      5,000   12/13/02....................       2.44             4,924,667
              Federal National
              Mortgage Association
              FRN
     15,000   1.72%, 11/29/02 FRN.........       1.76            14,997,597
     60,000   1.69%, 3/27/03 FRN..........       1.77            59,956,854
     50,000   1.74%, 5/05/03 FRN..........       1.82            49,960,867
              Student Loan Marketing
              Association FRN
     30,000   2.13%, 8/21/03..............       2.14            29,996,197
                                                             --------------
              Total U.S. Government
              Agencies
              (amortized cost
              $294,280,588) ..............                      294,280,588
                                                             --------------
              REPURCHASE
              AGREEMENTS-16.3%
              Deutsche Bank
     50,000   1.92%, dated 4/30/02,
              due 5/01/02 in the
              amount of $50,002,667
              (cost $50,000,000;
              collateralized by
              $52,212,000 FHLMC,
              0.00%, due 04/24/03,
              value $51,000,682)..........       1.92            50,000,000
              Goldman Sachs & Co.
     40,000   1.75%, dated 4/22/02,
              due 5/13/02 in the
              amount of $40,040,833
              (cost $40,000,000;
              collateralized by
              $40,505,000 FHLB and
              FNMA, 0.00% to 5.125%,
              due 6/20/02 to 3/06/06,
              value $40,804,678) (b)......       1.75            40,000,000
              Merrill Lynch & Co.,
              Inc.
     33,000   1.77%, dated 4/30/02,
              due 5/31/02 in the
              amount of $33,048,675
              (cost $33,000,000;
              collateralized by $32,675,000
              FNMA, 7.50%, due 3/01/32,
              value $33,664,757) (b)......       1.77            33,000,000
              Paribas Corp.
     50,000   1.93%, dated 4/30/02,
              due 5/01/02 in the
              amount of $50,002,681
              (cost $50,000,000;
              collateralized by $49,500,000
              FHLMC, 5.75%, due
              3/15/09, value
              $51,000,469)  ..............       1.93            50,000,000
                                                             --------------
              Total Repurchase
              Agreements
              (amortized cost
              $173,000,000) ..............                      173,000,000
                                                             --------------
              CERTIFICATES OF
              DEPOSIT-11.7%
              ABN AMRO
      5,000   2.04%, 9/03/02..............       2.04             5,000,000
              American Express
              Centurion Bank
      5,000   1.80%, 5/17/02 .............       1.80             5,000,000
              Bank of Intessa
      6,000   1.79%, 5/14/02..............       1.79             6,000,000
              Bank of Nova Scotia
      5,000   1.79%, 5/14/02..............       1.79             5,000,000
              Dresdner Bank AG
     10,000   1.80%, 6/24/02..............       1.92             9,998,143

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              First Tennessee Bank
$     7,000   1.79%, 5/15/02..............       1.79%       $    7,000,000
      9,000   1.79%, 5/22/02..............       1.79             9,000,000
              Landesbank
              Baden-Wurttemberg
     12,000   1.80%, 5/09/02..............       1.79            12,000,013
              Lloyds Bank PLC
     10,000   1.81%, 5/28/02..............       1.80            10,000,112
              Natexis Banque
              New York Branch
      8,000   1.88%, 5/08/02..............       1.87             8,000,008
      8,000   1.98%, 6/28/02..............       1.98             8,000,000
              Nordeutsche
              Landesbank
      2,000   2.00%, 8/05/02..............       2.00             2,000,000
      4,000   2.87%, 3/25/03..............       2.90             3,999,115
              Rabobank Nederland
      5,000   2.76%, 3/24/03..............       3.00             4,989,643
              Royal Bank of Scotland
              PLC
      6,000   2.83%, 3/19/03..............       2.85             5,998,957
              Southtrust Bank NA
      5,000   1.81%, 5/14/02..............       1.81             5,000,000
              Svenska Handelsbanken
      7,000   1.80%, 5/14/02..............       1.80             7,000,000
      5,000   1.86%, 5/17/02..............       1.86             5,000,000
              Toronto Dominion
              Bank
      5,000   1.91%, 6/21/02..............       1.90             5,000,828
                                                             --------------
              Total Certificates of
              Deposit
              (amortized cost
              $123,986,819) ..............                      123,986,819
                                                             --------------
              CORPORATE
              OBLIGATIONS-4.4%
              Dorada Finance, Inc.
              MTN
      5,000   2.80%, 3/17/03 (a)..........       2.80             5,000,000
              Merrill Lynch & Co.,
              Inc. MTN
      4,000   2.45%, 3/25/03..............       2.45             4,000,000
      4,000   4.18%, 6/05/02..............       4.18             4,000,000
              Metlife Funding
              Agreement FRN
     14,000   1.88%, 10/01/02 (c).........       1.88            14,000,000
              Sigma Finance, Inc.
              FRN MTN
      6,000   1.86%, 10/07/02 (a).........       1.87             5,999,740
      5,000   1.88%, 5/01/03..............       1.89             4,999,500
              Toyota Motor Credit
              Corp. FRN
      4,000   1.81%, 5/15/02 (a)..........       1.81             4,000,000
              Travelers Life Funding
              Agreement FRN
      5,000   1.88%, 5/10/02 (c)..........       1.88             5,000,000
                                                             --------------
              Total Corporate
              Obligations
              (amortized cost
              $46,999,240)  ..............                       46,999,240
                                                             --------------
              TIME DEPOSIT-2.5%
              SunTrust Bank
     26,000   1.78%, 5/01/02
              (amortized cost
              $26,000,000)  ..............       1.78            26,000,000
                                                             --------------
              TOTAL
              INVESTMENTS-103.3%
              (amortized cost
              $1,094,573,408).............                    1,094,573,408
              Other assets less
              liabilities-(3.3%)..........                      (35,204,980)
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              1,059,375,006 Class A
              shares outstanding).........                   $1,059,368,428
                                                             ==============


--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2002              Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)      Security                           Yield                Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT
              OBLIGATIONS-111.5%
              U.S. TREASURY
              BILLS-111.5%
$    15,000   5/09/02.....................       1.62%       $   14,994,617
     25,000   5/16/02.....................       1.64            24,982,969
     31,545   5/23/02.....................       1.65            31,513,275
     25,000   5/16/02.....................       1.66            24,982,708
     10,000   5/09/02.....................       1.72             9,996,200
     25,000   5/23/02.....................       1.73            24,973,646
     25,000   5/23/02.....................       1.74            24,973,493
     75,000   5/30/02.....................       1.74            74,897,207
     38,000   5/02/02.....................       1.75            37,998,155
     15,000   5/16/02.....................       1.75            14,989,094
     25,000   5/23/02.....................       1.75            24,973,264
     10,000   5/30/02.....................       1.76             9,985,903
     15,000   6/13/02.....................       1.76            14,968,556
     15,000   6/06/02.....................       1.77            14,973,525
     55,000   6/06/02.....................       1.77            54,903,339
     10,000   6/13/02.....................       1.78             9,978,858
     10,000   6/27/02.....................       1.82             9,971,342
     10,000   10/31/02....................       2.15            10,174,966
                                                             --------------
              Total U.S. Government
              Obligations
              (amortized cost
              $434,231,117) ..............                      434,231,117
                                                             --------------
              TOTAL
              INVESTMENTS-111.5%
              (amortized cost
              $434,231,117) ..............                      434,231,117
              Other assets less
              liabilities-(11.5%).........                      (44,877,555)
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              97,368,018 Class A shares,
              87,052,399 Class B shares
              and 204,799,388 Class C
              shares outstanding).........                   $  389,353,562
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
April 30, 2002                                     California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-92.1%
              CALIFORNIA-90.9%
              ABAG Finance Authority
              COP
$     2,625   (Harker School Foundation)
              Series 98
              1/01/23 (e)   ..............       1.65%       $    2,625,000
              Alameda County IDR
        810   (Heat & Control, Inc.
              Project)
              Series 95A AMT
              11/01/25 (e)  ..............       1.80               810,000
              Auburn Union School
              District COP
      8,000   (Capital Improvement
              Project)
              Series 97
              12/01/23 (e)  ..............       1.65             8,000,000
              Big Bear Lake IDR
      1,400   (Southwest Gas Corp.)
              Series 93A AMT
              12/01/28 (e)  ..............       1.75             1,400,000
              California Health
              Facilities Financing
              Authority
      5,000   (Scripps Health)
              Series A
              10/01/23 (e)  ..............       1.60             5,000,000
              California Pollution
              Control Finance
              Authority
      2,900   (Burney Forest Project)
              Series 88A AMT
              9/01/20 (e)   ..............       1.61             2,900,000
        350   (Exxon Project)
              Series 89
              12/01/12 (e)  ..............       1.55               350,000
      1,000   (Shell Martinez Refining)
              Series 96A AMT
              10/01/31 (e)  ..............       1.60             1,000,000
      7,500   (Shell Oil Co.)
              Series 94A AMT PCR
              10/01/24 (e)  ..............       1.60             7,500,000
        510   (West Valley
              Manufacturing Project)
              Series 97A AMT
              6/01/12 (e)   ..............       2.20               510,000
              California School Cash
              Reserve Program
      5,000   (Pooled Bonds) AMBAC
              Series 01A
              7/03/02 ....................       2.65             5,011,349
              California Statewide
              Community Development
              Authority
      3,200   (Covenant Retirement
              Communities, Inc.)
              Series 95
              12/01/25 (e)  ..............       1.65             3,200,000
      1,000   (Grundfos Pumps Corp.
              Project)
              Series 89
              5/01/09 (e)   ..............       1.85             1,000,000
              California Statewide
              Development Authority
        150   (APM, Inc. Project)
              Series 94A AMT
              6/01/04 (e)   ..............       1.85               150,000
              Clovis Unified School
              District TRAN
      4,000   6/30/02.....................       2.63             4,004,000
              Contra Costa Board of
              Education TRAN
      2,500   Series 01
              7/02/02 ....................       2.65             2,502,521
              Dublin Housing
              Authority MFHR
      3,800   (Park Sierra)
              Series 98A AMT
              6/01/28 (e)   ..............       1.75             3,800,000
              Fairfield IDA
      3,500   (Aitchison Family
              Partnership)
              4/01/12 (e)   ..............       1.75             3,500,000
              Fremont Public
              Finance Authority
              COP
      1,450   (Family Resources
              Center)
              Series 98
              8/01/28 (e)   ..............       1.60             1,450,000
              Fresno
     15,300   (Trinity Health Credit
              Group)
              Series 00C
              12/01/30 (e)  ..............       1.65            15,300,000
              Fresno County TRAN
      3,750   7/01/02 ....................       2.63             3,755,310
              Irvine Improvement
              Bond
      8,000   (Assessment District
              No. 00-18)
              Series 01A
              9/02/26 (e)   ..............       1.65             8,000,000
              Irvine Ranch Water
              District
      1,950   (Improvement District)
              Series 93A
              5/01/09 (e)   ..............       1.50             1,950,000
      5,000   (Improvement District)
              Series 93B
              8/01/09 (e)   ..............       1.85             5,000,000
              Lancaster
              Redevelopment
              Agency MFHR
      7,500   (20th St. Apartments)
              Series 96C
              12/01/26 (e)  ..............       1.65             7,500,000

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Long Beach
$     4,558   (Southeast Facility)
              Lease Revenue
              Series 95A
              12/01/18 (e)  ..............       1.70%       $    4,558,000
              Los Angeles County
              TRAN
      5,000   6/28/02.....................       2.61             5,008,820
              Monrovia
              Redevelopment Agency
      4,100   (Holiday Inn
              Hotel Project)
              Series 84
              12/01/14 (e)  ..............       1.50             4,100,000
              Oakland-Alameda
        955   (Coliseum Project)
              Series 00C-1
              2/01/25 (e)   ..............       1.60               955,000
              Paramount Unified
              School District FSA
        950   (Bridge Funding Program)
              Series 01 (e) ..............       1.75               950,000
              Petaluma HFA MFHR
        600   (Oakmont at Petaluma)
              Series 96A AMT
              4/01/26 (e)   ..............       1.70               600,000
              Rancho Mirage Joint
              Powers Financing
              Authority
      1,900   (Eisenhower Medical
              Center)
              Series 01A
              1/01/26 (e)   ..............       1.58             1,900,000
              Rescue Unified
              School District COP
      3,830   FSA
              10/01/25 (e)  ..............       1.70             3,830,000
              Sacramento Sanitation
              District
        480   (Sacramento Regional)
              Series 00
              12/01/30 (e)  ..............       1.65               480,000
              San Dimas
              Redevelopment Agency
        200   (Diversified Shopping)
              Series 95
              12/01/05 (e)  ..............       1.60               200,000
              San Rafael
              Redevelopment Agency
              MFHR
      3,000   (Fairfax Street Apartments)
              Series 01A
              9/01/31 (e)   ..............       1.65             3,000,000
              Saratoga School
              District
      6,200   (Bridge Funding Project)
              FSA
              Series 01
              9/01/26 (e)   ..............       1.75             6,200,000
              Simi Valley MFHR
      5,000   (Shadowridge Apartments)
              Series 89
              9/01/19 (e)   ..............       1.70             5,000,000
              South Coast Local
              Education TRAN
      5,000   6/28/02.....................       2.65             5,004,716
              Southern California
              Public Power Authority
      3,700   (Transmission Project
              Revenue) FSA
              Series 00A
              7/01/23 (e)   ..............       1.65             3,700,000
     15,400   (Transmission
              Project Revenue)
              Series 91 AMBAC
              7/01/19 (e)   ..............       1.60            15,400,000
              Union City IDR
      1,000   (Composite Issue)
              Series 86A-1 AMT
              12/01/06 (e)  ..............       1.75             1,000,000
              Yolo County MFHR
      5,515   (Primero Grove)
              Series 98A
              11/01/27 (e)  ..............       1.60             5,515,000
                                                             --------------
                                                                163,619,716
                                                             --------------
              PUERTO RICO-1.2%
              Puerto Rico Highway
              & Transportation
      2,150   Series 98A AMBAC
              7/01/28 (e)   ..............       1.65             2,150,000
                                                             --------------
              Total Municipal Bonds
              (amortized cost
              $165,769,716) ..............                      165,769,716
                                                             --------------
              COMMERCIAL
              PAPER-7.5%
              CALIFORNIA-7.5%
              California
              Infrastructural &
              Economic Development
              Bank
      1,500   (Salvation Army
              West Territory)
              Series 01
              8/09/02 ....................       1.75             1,500,000
              Sacramento
      7,000   (Municipal Utility
              District)
              Series I
              5/01/02 ....................       1.45             7,000,000
              San Francisco Public
              Utility Commission
      5,000   (Water Series)
              5/01/02 ....................       1.50             5,000,000
                                                             --------------
              Total Commercial Paper
              (amortized cost
              $13,500,000)  ..............                       13,500,000
                                                             --------------

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                        California Tax-Free Portfolio
================================================================================

                                                                      Value
--------------------------------------------------------------------------------
              TOTAL
              INVESTMENTS-99.6%
              (amortized cost
              $179,269,716) ..............                   $  179,269,716
              Other assets less
              liabilities-0.4%............                          723,005
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              25,750,977 Class A shares,
              82,509,937 Class B shares
              and 71,731,387 Class C
              shares outstanding).........                   $  179,992,721
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
April 30, 2002                                       New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-79.6%
              NEW YORK-79.6%
              Albany IDA
$     2,130   (Institute of History
              & Art)
              Series 99A
              6/01/04 (e) ................       1.60%       $    2,130,000
              Long Island Power
              Authority
      2,000   (Electric Systems
              Subordinated Revenue)
              Series 01-2A
              5/01/33 (e) ................       1.65             2,000,000
              Monroe County IDA
      1,800   (Canal Ponds Park)
              Series 95D
              6/15/16 (e) ................       1.75             1,800,000
              Nassau County Interim
              Finance Authority BAN
      1,000   Series 01B-1
              7/18/02 ....................       1.50             1,002,124
      1,200   Series 01B-2
              5/02/02 ....................       1.35             1,200,038
              New York City GO
      3,000   Series 93E4
              8/01/22 (e)   ..............       1.65             3,000,000
              New York City
              Housing Development
              Corp. MFHR
      1,000   (Upper 5th Avenue
              Project)
              Series A
              1/01/16 (e)   ..............       1.70             1,000,000
              New York City IDA
        200   (Korean Airlines Co.
              Project)
              Series 97A AMT
              11/01/24 (e)  ..............       1.80               200,000
      1,500   (Korean Airlines Co.
              Project)
              Series 97B AMT
              11/01/24 (e)  ..............       1.80             1,500,000
        350   (P.S. Pibbs, Inc. Project)
              Series 01 AMT
              6/01/21 (e)   ..............       1.80               350,000
      2,820   (SWAK, Inc. Project)
              Series 00 AMT
              9/01/25 (e)   ..............       1.75             2,820,000
              New York City TFA
        500   (Future Tax Secured)
              Series 99B-2
              11/01/26 (e)  ..............       1.65               500,000
              New York City Water
              Finance Authority
      2,000   (Water & Sewer
              System Revenue) FGIC
              Series 94C
              6/15/23 (e)   ..............       1.65             2,000,000
              New York State
              Dormitory Authority
              Revenue
        600   (Beverwyck, Inc. Project)
              Series 95
              7/01/25 (e)   ..............       1.70               600,000
        495   (Cornell University)
              Series 00B
              7/01/30 (e)   ..............       1.60               495,000
      1,500   (Rockefeller University)
              Series 02A
              7/01/32 (e)   ..............       1.60             1,500,000
              New York State
              Energy Research &
              Development Authority
      1,000   (Con Edison Co.
              of New York)
              Series 01A-1 AMT
              6/01/36 (e)   ..............       1.75             1,000,000
              New York State
              Energy Research &
              Development Authority
              PCR
      2,000   (Electric & Gas)
              Series 94B
              2/01/29 (e)   ..............       1.70             2,000,000
              New York State HFA
      1,000   (South Cove Plaza)
              Series 99A AMT
              11/01/30 (e)  ..............       1.70             1,000,000
              Suffolk County IDA
      1,500   (ADP, Inc. Project)
              Series 97
              4/01/18 (e)   ..............       1.90             1,500,000
              Westchester County
              IDA
      2,000   (Catharine Field Home)
              Series 01
              1/01/31 (e)   ..............       1.65             2,000,000
      1,400   (Hebrew Hospital Senior
              Housing Meadows)
              Series 00B
              7/01/10 (e)   ..............       1.80             1,400,000
      1,700   (Hunterbrook Ridge)
              Series 01
              1/01/31 (e)   ..............       1.65             1,700,000

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                          New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(d)                        Yield                Value
--------------------------------------------------------------------------------
              Yates County IDA
$     1,400   (Keuka College Project)
              Series 00A
              9/01/20 (e) ................       1.55%       $    1,400,000
              Total Municipal Bonds
              (amortized cost
              $34,097,162)  ..............                       34,097,162
                                                             --------------
              COMMERCIAL
              PAPER-22.9%
              NEW YORK-22.9%
              New York City Municipal
              Water Finance Authority
      1,000   Series 5A
              5/03/02 ....................       1.55             1,000,000
      1,000   Series 5B
              5/07/02 ....................       1.55             1,000,000
              New York State GO
      1,000   (Environmental Quality)
              Series 97A
              5/01/02 ....................       1.30             1,000,000
      1,000   (Environmental Quality)
              Series 97A
              5/03/02 ....................       1.40             1,000,000
              New York State
              Power Authority
      2,800   Series 2
              5/06/02 ....................       1.25             2,800,000
              New York
              Thruway Authority
      2,000   Series 00 CP-1
              6/03/02 ....................       1.60             2,000,000
              Port Authority of
              New York &
              New Jersey
      1,000   AMT
              5/01/02 ....................       1.25             1,000,000
                                                             --------------
              Total Commercial Paper
              (amortized cost
              $9,800,000)   ...............                       9,800,000
                                                             --------------
              TOTAL
              INVESTMENTS-102.5%
              (amortized cost
              $43,897,162)  ..............                       43,897,162
              Other assets less
              liabilities-(2.5%)..........                       (1,077,655)
                                                             --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              22,173,000 Class A shares,
              17,016,605 Class B shares
              and 3,629,902 Class C
              shares outstanding).........                   $   42,819,507
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to $1,080,692,713 representing 23.0% of net assets in the Prime Portfolio, and $186,971,230 representing 17.6% of net assets in the Trust Portfolio.

(b)   Repurchase agreement which is terminable within 7 days.

(c) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $83,000,000 representing 1.8% of net assets in the Prime Portfolio and $19,000,000 representing 1.8% of net assets in the Trust Portfolio (see Note A to the financial statements).

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC     American Municipal Bond Assurance Corporation
      AMT       Alternative Minimum Tax
      BAN       Bond Anticipation Note
      COP       Certificate of Participation
      EDA       Economic Development Authority
      FFCB      Federal Farm Credit Bank
      FGIC      Financial Guaranty Insurance Company
      FHLMDN    Federal Home Loan Mortgage Discount Note
      FHLB      Federal Home Loan Bank
      FHLMC     Federal Home Loan Mortgage Corporation
      FICO      Financing Corporation
      FNMA      Federal National Mortgage Association
      FRN       Floating Rate Note
      FSA       Financial Security Assurance, Inc.
      GNMA      Government National Mortgage Association
      GO        General Obligation
      HEFA      Health & Educational Facility Authority
      HFA       Housing Finance Agency/Authority
      IDA       Industrial Development Authority
      IDB       Industrial Development Board
      IDR       Industrial Development Revenue
      MFHR      Multi-Family Housing Revenue
      MTN       Medium Term Note
      PCR       Pollution Control Revenue
      SLMA      Student Loan Marketing Association
      SWDR      Sewage Waste Disposal Revenue
      TFA       Transitional Finance Authority
      TRAN      Tax & Revenue Anticipation Note
      TVA       Tennessee Valley Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2002                        Alliance Institutional Reserves
================================================================================

                                                       PRIME         GOVERNMENT        TAX-FREE
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------    -------------    -------------
INVESTMENT INCOME
    Interest ...................................   $ 181,253,840    $  43,381,580    $  30,826,904
                                                   -------------    -------------    -------------
EXPENSES
    Advisory fee (Note B) ......................      12,054,910        2,978,368        3,006,775
    Distribution fee--Class B ..................       2,709,044          676,800          860,055
    Distribution fee--Class C ..................       1,344,516          401,819          370,308
    Custodian ..................................         541,080          277,733          262,544
    Registration ...............................         380,418          160,351          204,705
    Audit and legal ............................         113,108           44,231           52,554
    Printing ...................................          54,853           25,050           24,291
    Transfer agency ............................          43,506           82,997           24,744
    Directors' fees ............................           3,000            3,000            3,000
    Miscellaneous ..............................          32,691            7,405           15,040
                                                   -------------    -------------    -------------
    Total expenses .............................      17,277,126        4,657,754        4,824,016
    Less: expense reimbursement ................      (1,168,656)        (600,767)        (586,879)
                                                   -------------    -------------    -------------
    Net expenses ...............................      16,108,470        4,056,987        4,237,137
                                                   -------------    -------------    -------------
    Net investment income ......................     165,145,370       39,324,593       26,589,767
                                                   -------------    -------------    -------------
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions          17,180           20,617              799
                                                   -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .....................................   $ 165,162,550    $  39,345,210    $  26,590,566
                                                   =============    =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                                                        CALIFORNIA         NEW YORK
                                                        TRUST          TREASURY          TAX-FREE          TAX-FREE
                                                      PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO (a)
                                                   --------------   --------------    --------------    --------------
INVESTMENT INCOME
    Interest ...................................   $   35,652,774   $   13,364,322    $    4,160,165    $      776,777
                                                   --------------   --------------    --------------    --------------
EXPENSES
    Advisory fee (Note B) ......................        5,366,120          985,700           435,527            91,204
    Distribution fee--Class B ..................              -0-           77,462            90,192             7,444
    Distribution fee--Class C ..................              -0-          674,910           269,221             4,279
    Custodian ..................................          238,548          133,572           114,555            63,436
    Registration ...............................          237,134          134,748            30,766            10,388
    Transfer agency ............................           51,356           25,786             4,762            19,566
    Audit and legal ............................           28,674           30,563            27,294            24,096
    Printing ...................................           17,328            7,876            10,571            15,558
    Directors' fees ............................            3,000            3,000             1,458             2,000
    Offering and organization expenses .........              -0-              -0-            23,406            45,353
    Miscellaneous ..............................           20,195            1,743                30             2,448
                                                   --------------   --------------    --------------    --------------
    Total expenses .............................        5,962,355        2,075,360         1,007,782           285,772
    Less: expense reimbursement ................              -0-         (337,288)         (212,842)         (182,845)
                                                   --------------   --------------    --------------    --------------
    Net expenses ...............................        5,962,355        1,738,072           794,940           102,927
                                                   --------------   --------------    --------------    --------------
    Net investment income ......................       29,690,419       11,626,250         3,365,225           673,850
                                                   --------------   --------------    --------------    --------------
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions           21,838           94,123               420                -0-
                                                   --------------   --------------    --------------    --------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .....................................   $   29,712,257   $   11,720,373    $    3,365,645    $      673,850
                                                   ==============   ==============    ==============    ==============

--------------------------------------------------------------------------------

(a)   Commencement of operations, May 25, 2001.

      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                               PRIME PORTFOLIO                     GOVERNMENT PORTFOLIO
                                      ----------------------------------    ----------------------------------
                                         Year Ended         Year Ended         Year Ended         Year Ended
                                       April 30, 2002     April 30, 2001     April 30, 2002     April 30, 2001
                                      ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income .........   $   165,145,370    $   303,383,276    $    39,324,593    $    59,263,604
    Net realized gain on
       investment transactions ....            17,180             96,525             20,617             25,349
                                      ---------------    ---------------    ---------------    ---------------
    Net increase in net assets from
       operations .................       165,162,550        303,479,801         39,345,210         59,288,953
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
       Class A ....................       (80,123,382)      (165,502,816)       (17,895,280)       (30,758,525)
       Class B ....................       (72,081,736)      (124,416,397)       (17,710,845)       (25,350,290)
       Class C ....................       (12,940,252)       (13,464,063)        (3,718,468)        (3,154,789)
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease)........    (1,481,510,834)     2,355,021,727       (276,098,207)       961,015,049
                                      ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) .....    (1,481,493,654)     2,355,118,252       (276,077,590)       961,040,398
NET ASSETS
    Beginning of period ...........     6,170,059,412      3,814,941,160      1,616,497,622        655,457,224
                                      ---------------    ---------------    ---------------    ---------------
    End of period .................   $ 4,688,565,758    $ 6,170,059,412    $ 1,340,420,032    $ 1,616,497,622
                                      ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                               TAX-FREE PORTFOLIO                        TRUST PORTFOLIO
                                      ----------------------------------    ----------------------------------
                                         Year Ended         Year Ended         Year Ended         Year Ended
                                       April 30, 2002     April 30, 2001     April 30, 2002     April 30, 2001
                                      ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income .........   $    26,589,767    $    40,684,229    $    29,690,419    $    60,707,214
    Net realized gain on
       investment transactions ....               799                 -0-            21,838              2,953
                                      ---------------    ---------------    ---------------    ---------------
    Net increase in net assets from
       operations .................        26,590,566         40,684,229         29,712,257         60,710,167
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
       Class A ....................        (9,208,133)       (14,893,562)       (29,690,419)       (60,707,214)
       Class B ....................       (14,998,554)       (21,170,216)                -0-                -0-
       Class C ....................        (2,383,080)        (4,620,451)                -0-                -0-
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) .......       195,599,815        380,902,632       (127,401,490)       347,451,317
                                      ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) .....       195,600,614        380,902,632       (127,379,652)       347,454,270
NET ASSETS
    Beginning of period ...........     1,212,181,297        831,278,665      1,186,748,080        839,293,810
                                      ---------------    ---------------    ---------------    ---------------
    End of period .................   $ 1,407,781,911    $ 1,212,181,297    $ 1,059,368,428    $ 1,186,748,080
                                      ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                             TREASURY PORTFOLIO               CALIFORNIA TAX-FREE PORTFOLIO
                                      ----------------------------------    ----------------------------------
                                                                                              November 28, 2000(a)
                                         Year Ended         Year Ended         Year Ended             to
                                       April 30, 2002     April 30, 2001     April 30, 2002     April 30, 2001
                                      ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income .........   $    11,626,250    $    17,491,733    $     3,365,225    $       980,796
    Net realized gain on
       investment transactions ....            94,123             35,328                420                 -0-
                                      ---------------    ---------------    ---------------    ---------------
    Net increase in net assets
       from operations ............        11,720,373         17,527,061          3,365,645            980,796
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
       Class A ....................        (3,643,575)        (2,125,723)          (300,632)           (17,670)
       Class B ....................        (1,524,965)        (1,152,637)        (1,415,147)          (255,263)
       Class C ....................        (6,457,710)       (14,213,373)        (1,649,446)          (707,863)
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) .......      (109,222,575)        59,273,055         62,431,289        117,561,012
                                      ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) .....      (109,128,452)        59,308,383         62,431,709        117,561,012
NET ASSETS
    Beginning of period ...........       498,482,014        439,173,631        117,561,012                 -0-
                                      ---------------    ---------------    ---------------    ---------------
    End of period .................   $   389,353,562    $   498,482,014    $   179,992,721    $   117,561,012
                                      ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                                   NEW YORK
                                                                   TAX-FREE
                                                                   PORTFOLIO
                                                               -----------------
                                                               May 25, 2001 (a)
                                                               to April 30, 2002
                                                               -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income ..................................   $        673,850
                                                               ----------------
    Net increase in net assets from
       operations ..........................................            673,850
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
       Class A .............................................           (572,014)
       Class B .............................................            (83,267)
       Class C .............................................            (18,569)
CAPITAL STOCK
TRANSACTIONS
    Net increase ...........................................         42,819,507
                                                               ----------------
    Total increase .........................................         42,819,507
NET ASSETS
    Beginning of period ....................................                 -0-
                                                               ----------------
    End of period ..........................................   $     42,819,507
                                                               ================

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2002                                   Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of seven Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). The New York Tax-Free Portfolio commenced operations on May 25, 2001. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. Organization and Offering Expense

Organization expense of $8,000 were charged to the California Tax-Free Portfolio as incurred prior to commencement of operations. Offering expenses of $40,500 have been deferred and are amortized on a straight-line basis through November 28, 2001. Organization expense of $8,000 were charged to the New York Tax-Free Portfolio as incurred prior to commencement of operations. Offering expenses of $40,500 have been deferred and are being amortized on a straight-line basis through May 25, 2002.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the year ended April 30, 2002, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2002, reimbursement was $1,168,656, $600,767, $586,879, $337,288, $212,842 and $182,845 for the Prime, Government,
Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government,

                                                 Alliance Institutional Reserves
================================================================================

Tax-Free, Trust, Treasury and California Tax Free Portfolios was $18,000 per Portfolio; New York Tax-Free Portfolio was $16,500 for the year ended April 30, 2002.

For the year ended April 30, 2002, the Fund's expenses were reduced by $3,073, $9,829, $242, $2,244, $582 and $91 for the Prime, Government, Tax-Free, Trust, Treasury and California Tax-Free, respectively, under an expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares and ..25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions and Distributions to Shareholders

At April 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2002, the Prime and Treasury Portfolios had accumulated undistributed net realized gains of $6,547 and $133,757, respectively.

For federal income tax purposes at April 30, 2002, the Fund had capital loss carryforwards for the following Portfolios:

                        Expiring       Expiring       Expiring       Expiring
Portfolio               in 2003        in 2004        in 2005        in 2008
=========             ============   ============   ============   ============
Government .........  $     23,230   $     30,512   $     16,002   $      1,769
Tax-Free ...........            -0-        76,925            400             -0-
Trust ..............            -0-         4,327          2,251             -0-

For the year ended April 30, 2002, the capital loss carryforwards utilized and expired by portfolios were as follows:

                                                  Capital Loss     Capital Loss
                                                 Carryforwards    Carryforwards
                                                   Utilized          Expired
                                                 =============    =============
Prime ........................................   $      10,633     $         -0-
Government ...................................          20,617           19,309
Tax-Free .....................................             799            5,371
Trust ........................................          21,838               -0-

Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the year ended April 30, 2002 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government, Treasury and Trust Portfolios are deemed to be ordinary income for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)       Alliance Institutional Reserves
================================================================================

NOTE E: Capital Stock

There are 102,500,000,000 shares authorized with par value of $.0005 per share. At April 30, 2002, capital paid-in aggregated $4,688,559,212 on Prime Portfolio, $1,340,491,545 on Government Portfolio, $1,407,859,236 on Tax-Free Portfolio, $1,059,375,006 on Trust Portfolio, $389,219,805 on Treasury Portfolio, $179,951,801 on California Tax-Free Portfolio and $42,782,154 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                      Prime Portfolio
                                             ==================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class A
Shares sold ...............................   17,994,051,254     23,412,977,736
Shares issued on reinvestments of dividends       80,123,382        165,502,816
Shares redeemed ...........................  (19,481,438,646)   (22,052,389,235)
                                             ---------------    ---------------
Net increase (decrease) ...................   (1,407,264,010)     1,526,091,317
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class B
Shares sold ...............................    7,761,183,636     11,334,268,412
Shares issued on reinvestments of dividends       72,081,736        124,416,397
Shares redeemed ...........................   (8,055,897,429)   (10,942,846,169)
                                             ---------------    ---------------
Net increase (decrease) ...................     (222,632,057)       515,838,640
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class C
Shares sold ...............................      809,940,240        719,581,902
Shares issued on reinvestments of dividends       12,940,252         13,464,063
Shares redeemed ...........................     (674,495,259)      (419,954,195)
                                             ---------------    ---------------
Net increase ..............................      148,385,233        313,091,770
                                             ===============    ===============

                                                   Government Portfolio
                                             ==================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class A
Shares sold ...............................    3,449,798,917      4,147,524,977
Shares issued on reinvestments of dividends       17,895,280         30,758,525
Shares redeemed ...........................   (3,666,286,446)    (3,828,518,672)
                                             ---------------    ---------------
Net increase (decrease) ...................     (198,592,249)       349,764,830
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class B
Shares sold ...............................    1,905,747,766      2,902,847,557
Shares issued on reinvestments of dividends       17,710,845         25,350,290
Shares redeemed ...........................   (2,061,358,154)    (2,429,884,262)
                                             ---------------    ---------------
Net increase (decrease) ...................     (137,899,543)       498,313,585
                                             ===============    ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                   Government Portfolio
                                             ==================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class C
Shares sold ...............................      836,167,335        431,175,463
Shares issued on reinvestments of dividends        3,718,468          3,154,789
Shares redeemed ...........................     (779,492,218)      (321,393,618)
                                             ---------------    ---------------
Net increase ..............................       60,393,585        112,936,634
                                             ===============    ===============

                                                      Tax-Free Portfolio
                                             ==================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class A
Shares sold ...............................    3,308,858,872      2,520,394,226
Shares issued on reinvestments of dividends        9,208,133         14,893,562
Shares redeemed ...........................   (3,243,484,145)    (2,506,985,017)
                                             ---------------    ---------------
Net increase ..............................       74,582,860         28,302,771
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class B
Shares sold ...............................    2,265,656,970      1,610,521,059
Shares issued on reinvestments of dividends       14,998,554         21,170,216
Shares redeemed ...........................   (2,130,246,195)    (1,391,095,277)
                                             ---------------    ---------------
Net increase ..............................      150,409,329        240,595,998
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class C
Shares sold ...............................      330,055,890        521,961,598
Shares issued on reinvestments of dividends        2,383,080          4,620,451
Shares redeemed ...........................     (361,831,344)      (414,578,186)
                                             ---------------    ---------------
Net increase (decrease) ...................      (29,392,374)       112,003,863
                                             ===============    ===============

                                                       Trust Portfolio
                                             ===================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class A
Shares sold ...............................    3,222,311,177      3,028,953,712
Shares issued on reinvestments of dividends       29,690,419         60,707,214
Shares redeemed ...........................   (3,379,403,086)    (2,742,209,609)
                                             ---------------    ---------------
Net increase (decrease) ...................     (127,401,490)       347,451,317
                                             ===============    ===============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                     Treasury Portfolio
                                             ==================================
                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class A
Shares sold ...............................      441,690,448        325,606,418
Shares issued on reinvestments of dividends        3,643,575          2,125,721
Shares redeemed ...........................     (505,053,238)      (174,538,900)
                                             ---------------    ---------------
Net increase (decrease) ...................      (59,719,215)       153,193,239
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class B
Shares sold ...............................      863,260,938        193,868,472
Shares issued on reinvestments of dividends        1,524,965          1,152,637
Shares redeemed ...........................     (795,539,530)      (262,579,031)
                                             ---------------    ---------------
Net increase (decrease) ...................       69,246,373        (67,557,922)
                                             ===============    ===============

                                               Year Ended         Year Ended
                                                April 30,          April 30,
                                                  2002               2001
                                             ===============    ===============
Class C
Shares sold ...............................    1,439,186,935      1,541,930,979
Shares issued on reinvestments of dividends        6,457,710         14,213,373
Shares redeemed ...........................   (1,564,394,378)    (1,582,506,614)
                                             ---------------    ---------------
Net decrease ..............................     (118,749,733)       (26,362,262)
                                             ===============    ===============

                                                California Tax-Free Portfolio
                                             ==================================
                                               Year Ended     January 9, 2001(a)
                                                April 30,           to
                                                  2002         April 30, 2001
                                             ===============  =================
Class A
Shares sold ...............................      112,490,334          6,727,883
Shares issued on reinvestments of dividends          300,632             17,670
Shares redeemed ...........................      (93,485,445)          (300,097)
                                             ---------------    ---------------
Net increase ..............................       19,305,521          6,445,456
                                             ===============    ===============


                                                Year Ended      November 28,
                                                 April 30,       2000(b) to
                                                  2002         April 30, 2001
                                             ===============  =================
Class B
Shares sold ...............................      387,238,634         70,468,502
Shares issued on reinvestments of dividends        1,415,147            255,263
Shares redeemed ...........................     (338,894,271)       (37,973,338)
                                             ---------------    ---------------
Net increase ..............................       49,759,510         32,750,427
                                             ===============    ===============

--------------------------------------------------------------------------------

(a)   Commencement of distributions.

(b)   Commencement of operations.

                                                 Alliance Institutional Reserves
================================================================================

                                                California Tax-Free Portfolio
                                             ==================================
                                               Year Ended        December 20,
                                                April 30,          2000(a) to
                                                  2002          April 30, 2001
                                             ===============    ===============
Class C
Shares sold ...............................      557,451,144        344,639,669
Shares issued on reinvestments of dividends        1,649,446            707,863
Shares redeemed ...........................     (565,734,332)      (266,982,403)
                                             ---------------    ---------------
Net increase (decrease) ...................       (6,633,742)        78,365,129
                                             ===============    ===============

                                                                   New York
                                                                   Tax-Free
                                                                  Portfolio
                                                               ===============
                                                                May 25, 2001(b)
                                                                      to
                                                                April 30, 2002
                                                               ===============
Class A
Shares sold ................................................       168,630,376
Shares issued on reinvestments of dividends ................           572,014
Shares redeemed ............................................      (147,029,390)
                                                               ---------------
Net increase ...............................................        22,173,000
                                                               ===============

                                                               August 2, 2001(a)
                                                                      to
                                                                April 30, 2002
                                                               ===============
Class B
Shares sold ................................................        37,152,922
Shares issued on reinvestments of dividends ................            83,267
Shares redeemed ............................................       (20,219,584)
                                                               ---------------
Net increase ...............................................        17,016,605
                                                               ===============

                                                                June 28, 2001(a)
                                                                      to
                                                                April 30, 2002
                                                               ===============
Class C
Shares sold ................................................        10,152,900
Shares issued on reinvestments of dividends ................            18,569
Shares redeemed ............................................        (6,541,567)
                                                               ---------------

Net increase ...............................................         3,629,902
                                                               ===============

--------------------------------------------------------------------------------

(a)   Commencement of distributions.

(b)   Commencement of operations.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Prime Portfolio
                                          ---------------------------------------------------------------------------
                                                                             CLASS A
                                          ---------------------------------------------------------------------------
                                                                      Year Ended April 30,
                                          ===========================================================================
                                              2002            2001            2000            1999            1998
                                          ===========     ===========     ===========     ===========     ===========
Net asset value, beginning of period ..   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) .............         .0276           .0612           .0540           .0518           .0552
                                          -----------     -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ..        (.0276)         (.0612)         (.0540)         (.0518)         (.0552)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          ===========     ===========     ===========     ===========     ===========
Total Return
Total investment return based on net
    asset value (b) ...................          2.80%           6.31%           5.54%           5.31%           5.68%
Ratios/Supplemental Data
Net assets, end of period (in millions)        $1,907          $3,314          $1,788          $1,671          $1,765
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .20%            .20%            .20%            .20%            .20%
    Expenses, before waivers and
      reimbursements ..................           .22%            .23%            .24%            .24%            .24%
    Net investment income (a) .........          2.88%           6.01%           5.39%           5.16%           5.52%


                                                                            Prime Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS B
                                                       -----------------------------------------------------------
                                                                                                        August 14,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0266           .0602           .0530           .0358
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0266)         (.0602)         (.0530)         (.0358)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.70%           6.20%           5.44%           3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............        $2,165          $2,387          $1,871            $536
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%            .30%            .30%            .30%(d)
    Expenses, before waivers and reimbursements ....           .32%            .33%            .34%            .36%(d)
    Net investment income (a) ......................          2.66%           5.93%           5.44%           4.82%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Prime Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS C
                                                       -----------------------------------------------------------
                                                                                                         July 13,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0251           .0587           .0515           .0392
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0251)         (.0587)         (.0515)         (.0392)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.54%           6.04%           5.28%           3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $617            $468            $155             $38
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%            .45%            .45%            .45%(d)
    Expenses, before waivers and reimbursements ....           .47%            .49%            .50%            .51%(d)
    Net investment income (a) ......................          2.41%           5.65%           5.29%           4.70%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Government Portfolio
                                          ---------------------------------------------------------------------------
                                                                             CLASS A
                                          ---------------------------------------------------------------------------
                                                                      Year Ended April 30,
                                          ===========================================================================
                                              2002            2001            2000            1999            1998
                                          ===========     ===========     ===========     ===========     ===========
Net asset value, beginning of period ..   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) .............         .0267           .0604           .0527           .0505           .0543
                                          -----------     -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ..        (.0267)         (.0604)         (.0527)         (.0505)         (.0543)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          ===========     ===========     ===========     ===========     ===========
Total Return
Total investment return based on net
    asset value (b) ...................          2.71%           6.22%           5.40%           5.18%           5.58%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $593            $792            $442            $394            $275
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .20%            .20%            .20%            .20%            .20%
    Expenses, before waivers and
      reimbursements ..................           .24%            .27%            .27%            .29%            .28%
    Net investment income (a) .........          2.75%           5.91%           5.30%           5.01%           5.43%


                                                                           Government Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS B
                                                       -----------------------------------------------------------
                                                                                                        August 07,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0257           .0594           .0516           .0361
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0257)         (.0594)         (.0516)         (.0361)

                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.60%           6.12%           5.29%           3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $558            $696            $198            $136
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%            .30%            .30%            .30%(d)
    Expenses, before waivers and reimbursements ....           .34%            .37%            .37%            .41%(d)
    Net investment income (a) ......................          2.62%           5.78%           5.19%           4.73%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Government Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS C
                                                       -----------------------------------------------------------
                                                                                                        October 21,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0242           .0579           .0502           .0243
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0242)         (.0579)         (.0502)         (.0243)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.45%           5.96%           5.14%           2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $189            $128             $16              $3
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%            .45%            .45%            .45%(d)
    Expenses, before waivers and reimbursements ....           .49%            .52%            .52%            .56%(d)
    Net investment income (a) ......................          2.31%           5.51%           5.11%           4.55%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Tax-Free Portfolio
                                          ---------------------------------------------------------------------------
                                                                             CLASS A
                                          ---------------------------------------------------------------------------
                                                                      Year Ended April 30,
                                          ===========================================================================
                                              2002            2001            2000            1999            1998
                                          ===========     ===========     ===========     ===========     ===========
Net asset value, beginning of period ..   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) .............         .0187           .0387           .0342           .0321           .0363
                                          -----------     -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment
    income ............................        (.0187)         (.0387)         (.0342)         (.0321)         (.0363)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          ===========     ===========     ===========     ===========     ===========
Total Return
Total investment return based on
    net asset value (b) ...............          1.89%           3.95%           3.47%           3.26%           3.70%
Ratios/Supplemental Data
Net assets, end of period
    (in millions) .....................          $510            $435            $407            $256            $294
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .20%            .20%            .20%            .20%            .20%
    Expenses, before waivers and
      reimbursements ..................           .24%            .26%            .28%            .28%            .28%
    Net investment income (a) .........          1.86%           3.88%           3.45%           3.22%           3.61%


                                                                            Tax-Free Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS B
                                                       -----------------------------------------------------------
                                                                                                        August 17,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0177           .0378           .0333           .0210
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0177)         (.0378)         (.0333)         (.0210)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          1.79%           3.85%           3.37%           2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $766            $616            $375           $193
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%            .30%            .30%            .30%(d)
    Expenses, before waivers and reimbursements ....           .34%            .36%            .37%            .42%(d)
    Net investment income (a) ......................          1.74%           3.67%           3.37%           2.88%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Tax-Free Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS C
                                                       -----------------------------------------------------------
                                                                                                       September 8,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0162           .0363           .0318           .0184
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0162)         (.0363)         (.0318)         (.0184)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          1.63%           3.69%           3.22%           1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $132            $161             $49              $2
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%            .45%            .45%            .45%(d)
    Expenses, before waivers and reimbursements ....           .49%            .51%            .51%            .57%(d)
    Net investment income (a) ......................          1.61%           3.52%           3.23%           2.69%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Trust Portfolio
                                          ---------------------------------------------------------------------------
                                                                             CLASS A
                                          ---------------------------------------------------------------------------
                                                                      Year Ended April 30,
                                          ===========================================================================
                                              2002            2001            2000            1999            1998
                                          ===========     ===========     ===========     ===========     ===========
Net asset value, beginning of period ..   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          -----------     -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income .................         .0246           .0584(a)        .0511(a)        .0489(a)        .0523(a)
                                          -----------     -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment
    income ............................        (.0246)         (.0584)         (.0511)         (.0489)         (.0523)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          ===========     ===========     ===========     ===========     ===========
Total Return
Total investment return based on net
    asset value (b) ...................          2.49%           6.01%           5.23%           5.01%           5.37%
Ratios/Supplemental Data
Net assets, end of period
    (in millions) .....................        $1,059          $1,187            $839            $795            $391
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .50%            .50%            .50%            .50%            .49%
    Expenses, before waivers and
      reimbursements ..................           .50%            .51%            .52%            .55%            .54%
    Net investment income .............          2.49%           5.79%(a)        5.13%(a)        4.85%(a)        5.23%(a)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Treasury Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS A
                                                       -----------------------------------------------------------
                                                                                                         June 29,
                                                                                                          1998(e)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0253           .0576           .0504           .0401
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0253)         (.0576)         (.0504)         (.0401)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.56%           5.93%           5.15%           4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............           $97            $157              $4              $4
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .20%            .20%            .20%            .20%(d)
    Expenses, before waivers and reimbursements ....           .27%            .26%            .59%           1.42%(d)
    Net investment income (a) ......................          2.51%           4.99%           5.03%           4.82%(d)


                                                                           Treasury Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS B
                                                       -----------------------------------------------------------
                                                                                                       December 31,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0243           .0566           .0494           .0143
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0243)         (.0566)         (.0494)         (.0143)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.46%           5.83%           5.05%           1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............           $87             $18             $85             $15
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%            .30%            .30%            .30%(d)
    Expenses, before waivers and reimbursements ....           .37%            .37%            .47%           1.08%(d)
    Net investment income (a) ......................          1.97%           5.48%           5.04%           4.42%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Treasury Portfolio
                                                       -----------------------------------------------------------
                                                                                 CLASS C
                                                       -----------------------------------------------------------
                                                                                                        October 15,
                                                                                                          1998(c)
                                                                   Year Ended April 30,                    to
                                                       ===========================================      April 30,
                                                          2002             2001            2000           1999
                                                       ===========     ===========     ===========     ===========
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0228           .0551           .0479           .0248
                                                       -----------     -----------     -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0228)         (.0551)         (.0479)         (.0248)
                                                       -----------     -----------     -----------     -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========
Total Return
Total investment return based on net asset value (b)          2.31%           5.67%           4.89%           2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $205            $324            $350             $33
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%            .45%            .45%            .45%(d)
    Expenses, before waivers and reimbursements ....           .52%            .53%            .56%            .99%(d)
    Net investment income (a) ......................          2.39%           5.46%           5.06%           4.27%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               California
                                                           Tax-Free Portfolio
                                                       -------------------------
                                                                CLASS A
                                                       -------------------------
                                                                      January 9,
                                                          Year          2001(c)
                                                          Ended           to
                                                        April 30,      April 30,
                                                          2002           2001
                                                       ==========     ==========
Net asset value, beginning of period ...............      $  1.00       $   1.00
                                                       ----------     ----------
Income From Investment Operations
Net investment income (a) ..........................        .0174          .0081
                                                       ----------     ----------
Less: Dividends
Dividends from net investment income ...............       (.0174)        (.0081)
                                                       ----------     ----------
Net asset value, end of period .....................      $  1.00       $   1.00
                                                       ==========     ==========
Total Return
Total investment return based on net asset value (b)         1.75%           .82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $26             $6
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....          .20%           .20%(d)
    Expenses, before waivers and reimbursements ....          .30%           .45%(d)
    Net investment income (a) ......................         1.51%          2.76%(d)


                                                               California
                                                           Tax-Free Portfolio
                                                       -------------------------
                                                                CLASS B
                                                       -------------------------
                                                                      November 28,
                                                          Year          2000(e)
                                                         Ended           to
                                                        April 30,      April 30,
                                                          2002           2001
                                                       ==========     ==========
Net asset value, beginning of period ...............     $   1.00       $   1.00
                                                       ----------     ----------
Income From Investment Operations
Net investment income (a) ..........................        .0164          .0117
                                                       ----------     ----------
Less: Dividends
Dividends from net investment income ...............       (.0164)        (.0117)
                                                       ----------     ----------
Net asset value, end of period .....................     $   1.00       $   1.00
                                                       ==========     ==========
Total Return
Total investment return based on net asset value (b)         1.65%          1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $83            $33
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....          .30%           .30%(d)
    Expenses, before waivers and reimbursements ....          .40%           .75%(d)
    Net investment income (a) ......................         1.57%          2.76%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              California
                                                           Tax-Free Portfolio
                                                       -------------------------
                                                                CLASS C
                                                       -------------------------
                                                                     December 20,
                                                          Year         2000 (c)
                                                          Ended           to
                                                        April 30,      April 30,
                                                          2002           2001
                                                       ==========     ==========
Net asset value, beginning of period ...............     $   1.00       $  1.00
                                                       ----------     ----------
Income From Investment Operations
Net investment income (a) ..........................        .0149          .0091
                                                       ----------     ----------
Less: Dividends
Dividends from net investment income ...............       (.0149)        (.0091)
                                                       ----------     ----------
Net asset value, end of period .....................     $   1.00       $   1.00
                                                       ==========     ==========
Total Return
Total investment return based on net asset value (b)         1.50%           .92%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............          $72            $78
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....          .45%           .45%(d)
    Expenses, before waivers and reimbursements ....          .55%           .69%(d)
    Net investment income (a) ......................         1.53%          2.52%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New York
                                                            Tax-Free Portfolio
                                                            ------------------
                                                                  CLASS A
                                                            ------------------
                                                              May 25, 2001(e)
                                                                    to
                                                              April 30, 2002
                                                            ==================
Net asset value, beginning of period ........................      $   1.00
                                                                -----------
Income From Investment Operations
Net investment income (a) ...................................         .0149
                                                                -----------
Less: Dividends
Dividends from net investment income ........................        (.0149)
                                                                -----------
Net asset value, end of period ..............................      $   1.00
                                                                ===========
Total Return
Total investment return based on net asset value (b) ........          1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................           $22
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements .............           .20%(d)
    Expenses, before waivers and reimbursements .............           .60%(d)
    Net investment income (a) ...............................          1.57%(d)

                                                                 New York
                                                            Tax-Free Portfolio
                                                            ------------------
                                                                  CLASS B
                                                            ------------------
                                                             August 2, 2001(c)
                                                                    to
                                                              April 30, 2002
                                                            ==================
Net asset value, beginning of period ........................      $   1.00
                                                                -----------
Income From Investment Operations
Net investment income (a) ...................................         .0098
                                                                -----------
Less: Dividends
Dividends from net investment income ........................        (.0098)
                                                                -----------
Net asset value, end of period ..............................      $   1.00
                                                                ===========
Total Return
Total investment return based on net asset value (b) ........           .98%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................           $17
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements .............           .30%(d)
    Expenses, before waivers and reimbursements .............           .68%(d)
    Net investment income (a) ...............................          1.12%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                 New York
                                                            Tax-Free Portfolio
                                                            ------------------
                                                                  CLASS C
                                                            ------------------
                                                              June 28, 2001(c)
                                                                    to
                                                              April 30, 2002
                                                            ==================
Net asset value, beginning of period ........................      $   1.00
                                                                -----------
Income From Investment Operations
Net investment income (a) ...................................         .0105
                                                                -----------
Less: Dividends
Dividends from net investment income ........................        (.0105)
                                                                -----------
Net asset value, end of period ..............................      $   1.00
                                                                ===========
Total Return
Total investment return based on net asset value (b) ........          1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................            $4
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements .............           .45%(d)
    Expenses, before waivers and reimbursements .............           .88%(d)
    Net investment income (a) ...............................          1.08%(d)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

(e)   Commencement of operations.

REPORT OF INDEPENDENT ACCOUNTANTS                Alliance Institutional Reserves
================================================================================

To the Board of Directors and Shareholders of Alliance Institutional Reserves, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust, Treasury, California Tax-Free, and New York Tax-Free Portfolios (the "Fund") at April 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended prior to May 1, 1999, were audited by other independent accountants whose report dated May 27, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

New York, New York
June 20, 2002

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Frances M. Dunn, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MANAGEMENT OF THE FUND                           Alliance Institutional Reserves
================================================================================

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                   PORTFOLIOS
NAME, ADDRESS,                                 PRINCIPAL                            IN FUND                         OTHER
AGE OF DIRECTOR                              OCCUPATION(S)                           COMPLEX                    DIRECTORSHIPS
(YEARS OF                                     DURING PAST                          OVERSEEN BY                     HELD BY
SERVICE*)                                       5 YEARS                             DIRECTOR                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
John D. Carifa,**, 57              President, Chief Operating Officer                  114                           None
1345 Avenue of the Americas        and a Director of ACMC, with which
New York, NY 10105                 he has been associated since prior
(11)                               to 1997.

DISINTERESTED DIRECTORS
Ruth Block,#+, 71                  Formerly an Executive Vice President                88                            None
P.O. Box 4623                      and the Chief Insurance Officer of
Stamford, CT 06903                 The Equitable Life Assurance Society
(10)                               of the United States; Chairman and
                                   Chief Executive Officer of Evlico.
                                   Formerly a Director of Avon, BP
                                   Amoco Corp., Ecolab, Inc., Tandem
                                   Financial Group and Donaldson,
                                   Lufkin & Jenrette Securities Corporation.

David H. Dievler,#+, 72            Independent consultant. Until December              95                            None
P.O. Box 167                       1994, Senior Vice President of ACMC
Spring Lake, NJ 07762              responsible for mutual fund administration.
(9)                                Prior to joining ACMC in 1984, Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to that,
                                   Senior Manager at Price Waterhouse
                                   & Co., Member of American Institute
                                   of Certified Public Accountants since 1953.

John H. Dobkin,#+, 60              Consultant. Currently, President of the             91                            None
P.O. Box 12                        Board of Save Venice, Inc. (preservation
Annandale, NY 12504                organization). Formerly a Senior Advisor
(9)                                from June 1999-June 2000 and President
                                   from December 1989-May1999 of Historic
                                   Hudson Valley (historic preservation).
                                   Previously, Director of the National
                                   Academy of Design. During 1988-92,
                                   Director and Chairman of the Audit
                                   Committee of ACMC.

William H. Foulk, Jr.,#+, 69       Investment Adviser and an independent               109                           None
2 Sound View Drive                 consultant. Formerly Senior Manager
Suite 100                          of Barrett Associates, Inc., a registered
Greenwich, CT 06830                investment adviser, with which he had been
(11)                               associated since prior to 1997. Formerly
                                   Deputy Comptroller of the State of
                                   New York and, prior thereto, Chief
                                   Investment Officer of the New York
                                   Bank for Savings.

Clifford L. Michel,#+, 62          Senior Counsel of the law firm of Cahill            91                       Placer Dome,
St. Bernard's Road                 Gordon & Reindel, since February 2001                                        Inc.
Gladstone, NJ 07934                and a partner of that firm for more than
(9)                                twenty-five years prior thereto. President
                                   and Chief Executive Officer of Wenonah
                                   Development Company (investments).

MANAGEMENT OF THE FUND (continued)               Alliance Institutional Reserves
================================================================================

                                                                                   PORTFOLIOS
NAME, ADDRESS,                                 PRINCIPAL                            IN FUND                         OTHER
AGE OF DIRECTOR                              OCCUPATION(S)                           COMPLEX                    DIRECTORSHIPS
(YEARS OF                                     DURING PAST                          OVERSEEN BY                     HELD BY
SERVICE*)                                       5 YEARS                             DIRECTOR                      DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
DIRECTORS (continued)
Donald J. Robinson,#+, 67          Senior Counsel of the law firm of                   103                           None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1997. Formerly a
(5)                                senior partner and a member of the
                                   Executive Committee of that firm.
                                   Former member of the Municipal
                                   Securities Rulemaking Board and a
                                   Trustee of the Museum of the City of
                                   New York.

--------------------------------------------------------------------------------

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested person", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

                                                 Alliance Institutional Reserves
================================================================================

Officer Information Certain information concerning the Fund's officers is set forth below.

NAME,                             PRINCIPAL                      PRINCIPAL
ADDRESS*                         POSITION(S)                    OCCUPATION
AND AGE                        HELD WITH FUND                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman                    See biography above.

Ronald M. Whitehill, 63          President                   Senior Vice President of ACMC** and
                                                             President of Cash Management Services
                                                             with which he has been associated since
                                                             prior to 1997.

Andrew M. Aran, 45               Senior Vice President       Senior Vice President of ACMC** with which
                                                             he has been associated since prior to 1997.

Drew A. Biegel, 51               Senior Vice President       Vice President of ACMC** with which he has
                                                             been associated since prior to 1997.

Kathleen A. Corbet, 42           Senior Vice President       Executive Vice President of ACMC**, with
                                                             which she has been associated since prior
                                                             to 1997.

William E. Oliver, 52            Senior Vice President       Senior Vice President of ACMC** with which
                                                             he has been associated since prior to 1997.

Raymond J. Papera, 46            Senior Vice President       Senior Vice President of ACMC** with which
                                                             he has been associated since prior to 1997.

Kenneth T. Carty, 41             Vice President              Vice President of ACMC** with which he has
                                                             been associated since prior to 1997.

John F. Chiodi, Jr., 36          Vice President              Vice President of ACMC** with which he has
                                                             been associated since prior to 1997.

Maria R. Cona, 47                Vice President              Assistant Vice President of ACMC** with which
                                                             she has been associated since prior
                                                             to 1997.

Joseph Dona, 41                  Vice President              Vice President of ACMC** with which he has
                                                             been associated since prior to 1997.


Frances M. Dunn, 31              Vice President              Vice President of ACMC** with which she has
                                                             been associated since prior to 1997.

Joseph R. LaSpina, 41            Vice President              Assistant Vice President of ACMC** with which
                                                             he has been associated since prior
                                                             to 1997.

Eileen M. Murphy, 30             Vice President              Vice President of ACMC** with which she has
                                                             been associated since prior to 1997.

Maria C. Sazon, 35               Vice President              Vice President of ACMC** with which she has
                                                             been associated since prior to 1997.

Edmund P. Bergan, Jr., 51        Secretary                   Senior Vice President and the General Counsel
                                                             of Alliance Fund Distributors, Inc.
                                                             ("AFD")** and Alliance Global Investors
                                                             Services, Inc. ("AGIS")** with which he has
                                                             been associated since prior to 1997.

MANAGEMENT OF THE FUND (continued)               Alliance Institutional Reserves
================================================================================

NAME,                             PRINCIPAL                      PRINCIPAL
ADDRESS*                         POSITION(S)                    OCCUPATION
AND AGE                        HELD WITH FUND                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Mark D. Gersten, 51              Treasurer and               Senior Vice President of AGIS** with which
                                 Chief Financial             he has been associated since prior to 1997.
                                 Officer

Thomas R. Manley, 50             Controller                  Vice President of ACMC** with which he has
                                                             been associated since prior to 1997.

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.
      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


58
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                                                                     INTRESAR402
                                                                          020701